      As filed with the Securities and Exchange Commission on May 29, 2003

                           1933 Act File No. 33-37971
                           1940 Act File No. 811-6223

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-IA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
                       Pre-Effective Amendment No:                           / /
                       Post-Effective Amendment No: 17                       /X/

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
                                Amendment No: 18

                         LEGG MASON TAX-FREE INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                                 ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated                Kirkpatrick & Lockhart LLP
100 Light Street                                    1800 Massachusetts Ave., NW
Baltimore, Maryland 21202                           Second Floor
(Name and Address of Agent for Service)             Washington, D.C. 20036-1800

It is proposed that this filing will become effective:

/   / immediately upon filing pursuant to Rule 485(b)
/   / on July 25, 2002 pursuant to Rule 485(b)
/   / 60 days after filing pursuant to Rule 485(a)(i)
/ X / on July 31, 2003 pursuant to Rule 485(a)(i)
/   / 75 days after filing pursuant to Rule 485(a)(ii)
/   / on, 2002 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Legg Mason Tax-Free Income Fund

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Part A - Primary Class Prospectus

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Part A - Institutional Class Prospectus

Legg Mason Maryland Tax-Free Income Trust
Legg Mason Pennsylvania Tax-Free Income Trust
Legg Mason Tax-Free Intermediate-Term Income Trust
Primary Class Shares and Institutional Class Shares
Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON MARYLAND TAX-FREE INCOME TRUST
LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST
LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

                     PRIMARY CLASS PROSPECTUS August 1, 2003

                                     [LOGO]

        As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Not every fund listed in this Prospectus is available for purchase in every state. Please consult your Legg Mason Financial Advisor concerning the availability of a particular fund.

TABLE OF CONTENTS

About the funds:

      1   Investment objectives and policies

      4   Principal risks

      6   Performance

      9   Fees and expenses of the funds

     10   Management

About your investment:

     11   How to invest

     12   How to sell your shares

     13   Account policies

     14   Services for investors

     15   Distributions and taxes

     16   Financial highlights

LEGG MASON TAX-FREE INCOME FUND

[icon] INVESTMENT OBJECTIVES AND POLICIES

LEGG MASON MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Duff & Phelps ("Fitch") or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy and international events. Factors directly impacting the municipal market, such as supply, demand and legislative developments, are also incorporated in to the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Pennsylvania state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy and international events. Factors directly impacting the municipal market, such as supply, demand and legislative developments, are also incorporated in to the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will maintain at least 80% of its net assets in municipal obligations the interest on which is not a tax preference item for purposes of the federal alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 2 and 10 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy and international events. Factors directly impacting the municipal market, such as supply, demand and legislative developments, are also incorporated in to the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                      *****

Each fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

[icon] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

INTEREST RATE RISK:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of each fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed- income security, the greater the effect is on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging. Others may provide for interest payments that vary inversely with market rates; the market prices of these securities may fluctuate significantly when interest rates change.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES:

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free and Pennsylvania Tax-Free, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION:

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting that sector than would a fund not following this practice.

Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK:

There is a risk that a fixed-income security could be downgraded or that its issuer could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

Each fund may invest a significant portion of assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations.

Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there is a risk of default by the issuer.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER PRINCIPAL RISKS:

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. While most economic data indicates that the U.S. economy is recovering from a recession, there are also indications that the recovery may be very slow, further impacting the credit worthiness of states and municipalities. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Congress periodically considers restructuring the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers. Moreover, each of these factors may affect the ability of an issuer of municipal securities to meet its obligations.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how a fund's average annual returns for various periods compare to those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

              MARYLAND TAX-FREE INCOME TRUST -PRIMARY CLASS SHARES

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  12.16   (3.12)   14.81   3.58   7.69   5.59    (3.36)   11.46   4.31

* The fund's year-to-date total return as of June 30, 2003 was _____%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

       MARYLAND TAX-FREE INCOME TRUST               1 YEAR       5 YEARS     10 YEARS
       ------------------------------------------------------------------------------
       Return Before Taxes

       Return After Taxes on Distributions

       Return After Taxes on Distributions and
       Sale of Fund Shares

       Lehman Brothers Municipal Bond Index
       (reflects no deduction for fees,
       expenses or taxes) (+)

            PENNSYLVANIA TAX-FREE INCOME TRUST -PRIMARY CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  12.77   (3.82)   15.25   3.29   8.09   5.76    (3.29)   12.03   3.61

* The fund's year-to-date total return as of June 30, 2003 was _____%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

     PENNSYLVANIA TAX-FREE INCOME
     TRUST                                        1 YEAR       5 YEARS     10 YEARS
     ------------------------------------------------------------------------------
     Return Before Taxes

     Return After Taxes on Distributions

     Return After Taxes on Distributions and
     Sale of Fund Shares

     Lehman Brothers Municipal Bond Index
     (reflects no deduction for fees,
     expenses or taxes) (+)

          TAX-FREE INTERMEDIATE-TERM INCOME TRUST -PRIMARY CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  9.95    (1.96)   11.95   3.49   6.09   5.26    (0.74)   8.31    4.30

* The fund's year-to-date total return as of June 30, 2003 was _____%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

     TAX-FREE INTERMEDIATE-TERM
     INCOME TRUST                                 1 YEAR       5 YEARS     10 YEARS
     ------------------------------------------------------------------------------
     Return Before Taxes

     Return After Taxes on Distributions

     Return After Taxes on Distributions and
     Sale of Fund Shares

     Lehman Brothers Seven-Year Municipal
     Bond Index (reflects no deduction for
     fees, expenses or taxes) (++)

(+) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market.
(++) The Lehman Brothers Seven-Year Municipal Bond Index is a total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

                                      *****

After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you may incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                MARYLAND    PENNSYLVANIA      TAX-FREE
                                                TAX-FREE      TAX-FREE      INTERMEDIATE
----------------------------------------------------------------------------------------
Management Fees (a)

Distribution and Service (12b-1) Fees

Other Expenses

Total Annual Fund Operating Expenses (a)

(a) The adviser has voluntarily agreed to waive fees or reimburse expenses so that Primary Class share expenses (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) do not exceed an annual rate of [0] of average daily net assets attributable to Primary Class shares of each fund. These waivers remain in effect for each fund until the earlier of August 1, 2004 or when the fund's net assets reach the following level: Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million. With these waivers, the management fee and total annual fund operating expenses for the fiscal year ended March 31, 2003 were: ____% and ____%, for Maryland Tax-Free; ____% and ____%, for Pennsylvania Tax-Free; and ____% and ____%, for Tax-Free Intermediate. [CONFIRM]

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust

Pennsylvania Tax-Free Income Trust

Tax-Free Intermediate-Term Income Trust

[icon] MANAGEMENT

MANAGER AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore,
Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operations of the funds. LMFA has been registered as an investment adviser since 1982. Each fund has contracted to pay LMFA a fee equal to an annual rate of 0.55% of each fund's average daily net assets.

Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to the funds. As investment adviser, LM Trust is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LM Trust acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $____billion as of March 31, 2003. LMFA, not the funds, pays LM Trust for providing advisory services to the funds.

For its services during the fiscal year ended March 31, 2003, the funds paid LMFA the following percentages of their average daily net assets (net of any fee waivers):

                    Maryland Tax-Free                  %

                    Pennsylvania Tax-Free              %

                    Tax-Free Intermediate              %

PORTFOLIO MANAGEMENT:

Jane Trust, CFA, has been the Portfolio Manager of the funds since 1998. Prior to joining Legg Mason in 1987, Ms. Trust was a management consultant. Scott Pierce, CFA, has been Assistant Portfolio Manager of the funds since 2001. Prior to joining Legg Mason in 1994, Mr. Pierce worked at T. Rowe Price Associates, Inc.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to those shareholders. The fees are calculated daily and paid monthly.

Under each plan, a fund may pay Legg Mason a fee equal to an annual rate of 0.25% of that fund's average daily net assets attributable to Primary Class shares.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of each fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from a fund for those sales.

Legg Mason, LMFA and LM Trust are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the funds' distributor to sell shares of a fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Certain investment methods may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. Contact your financial adviser or FIS with any questions regarding your investment options.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO PURCHASE ADDITIONAL SHARES OF THE FUNDS:

IN PERSON                     Give your financial adviser a check for $100 or
                              more payable to Legg Mason Wood Walker,
                              Incorporated.

MAIL Mail your check, payable to Legg Mason Wood Walker, Incorporated, for $100 or more to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356.

TELEPHONE OR WIRE             Call your financial adviser or FIS at
                              1-800-822-5544 to transfer available cash balances in your brokerage account or to transfer money from your bank directly. Wire transfers may be subject to a service charge by your bank.

INTERNET OR TELEFUND          FIS clients may purchase shares of a fund through
                              Legg Mason's Internet site at
                              www.leggmasonfunds.com or through a telephone account management service, TELEFund, at
                              1-877-6-LMFUNDS.

AUTOMATIC INVESTMENTS         Arrangements may be made with some employers and
                              financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. You may also reinvest dividends from certain unit investment trusts or other Legg Mason funds in shares of a fund.

FUTURE FIRST(R) SYSTEMATIC    Contact a Legg Mason Financial Advisor or FIS to
INVESTMENT PLAN               enroll in Legg Mason's Future First(R) Systematic
                              Investment Plan. Under this plan, you may arrange for automatic monthly investments in a fund of $50 or more. The transfer agent will transfer funds monthly from your Legg Mason account or from your checking/savings account to purchase shares of the desired fund.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

Each fund offers Primary Class and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

[icon] HOW TO SELL YOUR SHARES

YOU MAY USE ANY OF THE FOLLOWING METHODS TO SELL SHARES OF THE FUNDS:

TELEPHONE                     Call your Legg Mason Financial Advisor or FIS at
                              1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                              Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $20. For wire transfers, be sure that your financial adviser has your bank account information on file.

INTERNET OR TELEFUND          FIS clients may request a redemption of fund
                              shares through Legg Mason's Internet site at www.leggmasonfunds.com or through TELEFund at
                              1-877-6-LMFUNDS.

MAIL Send a letter to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356 requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.

SECURITIES PURCHASES AT       Legg Mason has special redemption procedures for
LEGG MASON                    investors who wish to purchase stocks, bonds or
                              other securities at Legg Mason. Once you've placed an order for securities and have not indicated any other payment method, fund shares will be redeemed on the settlement date for the amount due. Fund shares may also be redeemed to cover debit balances in your brokerage account.

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such securities may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

[icon] ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Trustees. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Securities for which market quotations are readily available are valued at the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are fair valued at amortized cost under procedures approved by the Board of Trustees.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The funds will not accept cash, money orders, traveler's checks or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The funds will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Each fund reserves the right to:

     - refuse any client, reject any order for shares or suspend the offering of shares for a period of time;

     -  change its minimum investment amounts; and

     - delay sending out redemption proceeds for up to seven days, if in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. A fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:

Primary Class shares of the funds may be exchanged for Primary Class shares of any of the other Legg Mason funds, and for Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TELEfund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Purchases of fund shares should be made for long-term investment purposes. Each fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Each fund reserves the right to:

     - terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in a 12 month period; and

     - terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] DISTRIBUTIONS AND TAXES

Each fund declares and pays dividends from its net investment income, if any, daily and pays them monthly.

Dividends from any net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund. Primary Class shares of a fund may also be exchanged for Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund) provided these funds are eligible for sale in your state of residence.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividends a fund pays will be "exempt-interest" dividends, if, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. Government obligations also are exempt from those taxes. Individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends (other than exempt-interest dividends) and other distributions are taxable to investors whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes taxable net investment income and net short-term capital gain) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

As required by law, each fund will withhold a certain percentage of all taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund also is required to withhold the same percentage of all taxable dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's Primary Class financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the average rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the funds' annual report. The funds' annual report is available upon request by calling toll-free 1-800-822-5544.

                                  [TO BE FILED]

LEGG MASON TAX-FREE INCOME FUND

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

TO REQUEST THE SAI OR ANY REPORTS TO SHAREHOLDERS OR TO OBTAIN MORE INFORMATION:

     -  call toll-free 1-800-822-5544
     -  visit us on the Internet via http://www.leggmasonfunds.com
     -  write to us at:  Legg Mason Wood Walker, Incorporated
                         100 Light Street, P.O. Box 1476
                         Baltimore, Maryland 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

LMF-038                                                 SEC File Number 811-6223

LEGG MASON TAX-FREE INCOME FUND

Institutional Class of Legg Mason Maryland Tax-Free Income Trust
Institutional Class of Legg Mason Pennsylvania Tax-Free Income Trust Institutional Class of Legg Mason Tax-Free Intermediate-Term Income Trust


                  INSTITUTIONAL CLASS PROSPECTUS August 1, 2003


                                     [LOGO]

        As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Not every fund listed in this Prospectus is available for purchase in every state. Please consult your Legg Mason Financial Advisor concerning the availability of a particular fund.

TABLE OF CONTENTS

About the funds:

      1   Investment objectives and policies

      4   Principal risks

      6   Performance

      9   Fees and expenses of the funds

     10   Management

About your investment:

     11   How to invest

     13   How to sell your shares

     15   Account policies

     16   Services for investors

     17   Distributions and taxes

LEGG MASON TAX-FREE INCOME FUND

[ICON] INVESTMENT OBJECTIVES AND POLICIES

LEGG MASON MARYLAND TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. Investment grade securities are those rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Duff & Phelps ("Fitch") or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Maryland state and local income taxes. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax and Pennsylvania personal income tax consistent with prudent investment risk and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax and Pennsylvania personal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. Pennsylvania Tax-Free's shares are exempt from Pennsylvania county personal property tax to the extent that it invests in Pennsylvania municipal obligations. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Pennsylvania state and local taxes, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 12 and 24 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security that the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item and/or is subject to Pennsylvania personal income tax. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

INVESTMENT OBJECTIVE: a high level of current income exempt from federal income tax, consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in debt instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal income tax. Securities considered for investment must be rated investment grade. Investment grade securities are those rated within the four highest grades by Moody's, S&P or Fitch, or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

Under normal circumstances the fund will maintain at least 80% of its net assets in municipal obligations the interest on which is not a tax preference item. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. Under normal circumstances, when selecting securities for the fund, the adviser seeks to maintain the fund's dollar-weighted average maturity between 2 and 10 years. The adviser establishes a duration target for the fund based on the adviser's investment outlook. This outlook is determined by the adviser's analysis of the economy, fiscal and monetary policy, and international events. Factors directly impacting the municipal market, such as supply, demand, and legislative developments, are also incorporated in the adviser's outlook.

Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

The adviser analyzes each industry and issuer to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings. The tax consequences of trading activity are always considered, and only those trades that the adviser believes add value to shareholders on an after-tax basis are ordinarily executed.

Securities may be sold because their credit fundamentals have changed, or in order to buy a security which the adviser believes will produce greater risk-adjusted returns.

For temporary defensive purposes, when in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the fund may invest in taxable short-term investments. The fund may also temporarily invest more than 20% of its net assets in municipal obligations the interest on which is exempt from federal income tax but is a tax preference item. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                      *****

Each fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

[icon] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

INTEREST RATE RISK:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of each fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed- income security, the greater is the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging. Others may provide for interest payments that vary inversely with market rates; the market prices of these securities may fluctuate significantly when interest rates change.

RISK OF CHANGES IN ECONOMIC CONDITIONS OR GOVERNMENTAL POLICIES:

Changes in economic conditions in, or governmental policies of, the State of Maryland or the Commonwealth of Pennsylvania could have a significant impact on the performance of Maryland Tax-Free and Pennsylvania Tax-Free, respectively.

SECTOR FOCUS AND ISSUER NON-DIVERSIFICATION:

A fund focusing a significant portion of its investments in a single sector of the municipal securities market will be more susceptible to factors adversely affecting that sector than would a fund not following this practice.

Each fund is a non-diversified fund. The percentage of each fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. When a fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

The funds may invest in securities issued by hospitals and other healthcare providers. The hospital industry throughout the nation has been subjected to pressure to reduce expenses and to limit lengths of stay. That pressure may adversely affect the financial health of some hospitals.

CREDIT RISK:

There is a risk that a fixed-income security could be downgraded or that its issuer could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

Each fund may invest a significant portion of assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations.

Each fund may invest in bonds that are issued by or on behalf of public authorities to finance privately operated facilities. Payment of principal and interest on these bonds depends on the stream of revenue from the facility or the credit standing of the private operator; they are not supported by the taxing power of the public authority that issued them. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there is a risk of default by the issuer.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

OTHER  PRINCIPAL RISKS:

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Congress periodically considers restructuring the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers. Moreover, each of these factors may affect the ability of an issuer of municipal securities to meet its obligations.

[icon] PERFORMANCE

Each fund offers two classes of shares: Primary Class shares and Institutional Class shares. Primary Class shares are offered through a separate prospectus. As of the date of this Prospectus, Institutional Class shares of the funds have no assets; therefore, the returns presented below are for the Primary Class shares. Both classes of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class shares would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class shares. The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how a fund's average annual returns for various periods compare to those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

              MARYLAND TAX-FREE INCOME TRUST -PRIMARY CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  12.16   (3.12)   14.81   3.58   7.69   5.59    (3.36)   11.46   4.31

* The fund's year-to-date total return as of June 30, 2003 was ______%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

     MARYLAND TAX-FREE INCOME TRUST               1 YEAR       5 YEARS     10 YEARS
     ------------------------------------------------------------------------------
     Return Before Taxes

     Return After Taxes on Distributions

     Return After Taxes on Distributions and
     Sale of Fund Shares

     Lehman Brothers Municipal Bond Index
     (reflects no deduction for fees,
     expenses or taxes)(+)

            PENNSYLVANIA TAX-FREE INCOME TRUST -PRIMARY CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  12.77   (3.82)   15.25   3.29   8.09   5.76    (3.29)   12.03   3.61

* The fund's year-to-date total return as of June 30, 2003 was _____%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

     PENNSYLVANIA TAX-FREE INCOME TRUST           1 YEAR       5 YEARS     10 YEARS
     ------------------------------------------------------------------------------
     Return Before Taxes

     Return After Taxes on Distributions

     Return After Taxes on Distributions and
     Sale of Fund Shares

     Lehman Brothers Municipal Bond Index
     (reflects no deduction for fees,
     expenses or taxes) (+)

          TAX-FREE INTERMEDIATE-TERM INCOME TRUST -PRIMARY CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) %*

   1993    1994     1995   1996   1997   1998     1999     2000   2001    2002
------------------------------------------------------------------------------
  9.95    (1.96)   11.95   3.49   6.09   5.26    (0.74)   8.31    4.30

* The fund's year-to-date total return as of June 30, 2003 was _____%.

                       DURING THE PAST TEN CALENDAR YEARS:

                                   QUARTER ENDED         TOTAL RETURN
         ------------------------------------------------------------
         Best quarter:

         Worst quarter:

                          AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002:

     TAX-FREE INTERMEDIATE-TERM INCOME TRUST      1 YEAR       5 YEARS     10 YEARS
     ------------------------------------------------------------------------------
     Return Before Taxes

     Return After Taxes on Distributions

     Return After Taxes on Distributions and
     Sale of Fund Shares

     Lehman Brothers Seven-Year Municipal
     Bond Index (reflects no deduction for
     fees, expenses or taxes)(++)

(+) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market.
(++) The Lehman Brothers Seven-Year Municipal Bond Index is a total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

                                      *****

After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  MARYLAND    PENNSYLVANIA      TAX-FREE
                                                  TAX-FREE      TAX-FREE      INTERMEDIATE
  ----------------------------------------------------------------------------------------
  Management Fees (a)

  Distribution and/or Service (12b-1) Fees          None         None            None

  Other Expenses (b)

  Total Annual Fund Operating Expenses (a)

(a) The adviser has voluntarily agreed to waive fees or reimburse expenses so that Institutional Class share expenses (exclusive of taxes, interest, brokerage fees, and extraordinary expenses) do not exceed an annual rate of 0.45% of average daily net assets attributable to Institutional Class shares of each fund. These waivers remain in effect until the earlier of August 1, 2004 or when the funds' net assets reach the following levels:
     Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million. [CONFIRM]

(b) Other expenses for each fund are based on estimated amounts for the current fiscal year.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

                                       1 YEAR   3 YEARS    5 YEARS    10 YEARS
     -------------------------------------------------------------------------
     Maryland Tax-Free

     Pennsylvania Tax-Free

     Tax-Free Intermediate

[icon] MANAGEMENT

MANAGER AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982. Each fund has contracted to pay LMFA a fee equal to an annual rate of 0.55% of each fund's average daily net assets.

Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to the funds. As investment adviser, LM Trust is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LM Trust acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $_____billion as of March 31, 2003. LMFA, not the funds, pays LM Trust for providing advisory services to the funds.

For its services during the fiscal year ended March 31, 2003, the funds paid LMFA the following percentages of their average daily net assets (net of any fee waivers):

                    Maryland Tax-Free                  %

                    Pennsylvania Tax- Free             %

                    Tax- Free Intermediate             %

PORTFOLIO MANAGEMENT:

Jane Trust, CFA, has been the Portfolio Manger of the funds since 1998. Prior to joining Legg Mason in 1987, Ms. Trust was a management consultant. Scott Pierce, CFA, has been Assistant Portfolio Manager of the funds since 2001. Prior to joining Legg Mason in 1994, Mr. Pierce worked at T. Rowe Price Associates, Inc.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares pursuant to a separate Underwriting Agreement. Each Underwriting Agreement obligates Legg Mason to pay certain expenses for offering fund shares, including compensation to financial advisors, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.

Legg Mason, LMFA and LM Trust may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

Legg Mason, LMFA and LM Trust are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers of such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day they were received by the financial intermediary. It is the institution's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the funds' custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

     State Street Bank and Trust Company
     [ABA #011-000-028]
     [DDA #99046096]
     Legg Mason [insert name of fund]
     [Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of a fund, has full discretion to accept or reject any appropriate securities offered as payment for shares.

Any share purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Each fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (I.E., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, each fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. A fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of a fund may not be qualified for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for offer and sale in their state of residence. Shares of a fund may not be offered or sold in any state unless qualified in that jurisdiction or unless an exemption from qualification is available.

Purchases of fund shares should be made for long-term investment purposes. Each fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

ACCOUNT REGISTRATION CHANGES:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

     Legg Mason Institutional Funds
     P.O. Box 17635
     Baltimore, Maryland 21297-1635

[icon] HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

     1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

     2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

     3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

     4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, each fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the fund involved could be adversely affected by immediate payment. Each fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised from time to time and which may permit them to reject signature guarantees from Eligible Guarantor Institutions that do not satisfy credit guidelines. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

     - Remitting redemption proceeds to any person, address or bank account not on record.
     - Making changes to the account registration after the account has been opened.
     - Transferring shares to an account in another Legg Mason Institutional fund with a different account registration

[icon] ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Trustees. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Securities for which market quotations are readily available are valued at the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service. Securities with remaining maturities of 60 days or less are fair valued at amortized cost under procedures approved by the Board of Trustees.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

[icon] SERVICES FOR INVESTORS

CONFIRMATION AND ACCOUNT STATEMENTS:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

EXCHANGE PRIVILEGE:

Institutional Class shares of a fund may be exchanged for shares of Legg Mason Cash Reserve Trust or Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. However, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Purchases of fund shares should be made for long-term investment purposes. Each fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Each fund reserves the right to:

     - terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in a twelve month period; and

     - terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients may not offer all of the Institutional Class shares for exchange.

[icon] DISTRIBUTIONS AND TAXES

Each fund declares any dividends from its net investment income, if any, daily and pays them monthly.

Dividends from any net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividend paid by a fund will be "exempt-interest" dividend, if, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

Generally, distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain U.S. Government obligations also are exempt from those taxes. Individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will generally not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations.

Fund dividends (other than exempt-interest dividends) and other distributions are taxable to investors whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes taxable net investment income and net short-term capital gain) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

As required law, each fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund also is required to withhold the same percentage of all dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

LEGG MASON TAX-FREE INCOME FUND

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

TO REQUEST THE SAI OR ANY REPORTS TO SHAREHOLDERS OR TO OBTAIN MORE INFORMATION:

     -  call toll-free 1-888-425-6432
     -  visit us on the Internet via http://www.lminstitutionalfunds.com
     -  write to us at:  Legg Mason Institutional Funds
                         P.O. Box 17635
                         Baltimore, Maryland 21297-1635

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549- 0102.

                                                        SEC File Number 811-6223

                         LEGG MASON TAX-FREE INCOME FUND
                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust

               PRIMARY CLASS SHARES and INSTITUTIONAL CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares or the Prospectus for Institutional Class shares, both dated August 1, 2003, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' financial statements and the report of their independent accountants are incorporated by reference into (and are therefore legally a part of) this SAI from the funds' annual reports to shareholders. A copy of either of the Prospectuses or the annual reports may be obtained without charge from the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.


                             Legg Mason Wood Walker,
                                  Incorporated


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                         (410) 539-0000  (800) 822-5544

                                TABLE OF CONTENTS

                                                                            PAGE
DESCRIPTION OF THE FUNDS                                                       2

FUND POLICIES                                                                  2

INVESTMENT STRATEGIES AND RISKS                                                4

SPECIAL FACTORS AFFECTING MARYLAND TAX-FREE AND PENNSYLVANIA TAX-FREE         15

ADDITIONAL TAX INFORMATION                                                    20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                23

VALUATION OF FUND SHARES                                                      25

PERFORMANCE INFORMATION                                                       26

MANAGEMENT OF THE TRUST                                                       32

THE FUNDS' INVESTMENT ADVISER/MANAGER                                         39

PORTFOLIO TRANSACTIONS AND BROKERAGE                                          42

THE FUNDS' DISTRIBUTOR                                                        44

DESCRIPTION OF THE TRUST                                                      46

OTHER INFORMATION                                                             47

THE TRUST'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT              47

THE TRUST'S LEGAL COUNSEL                                                     47

THE TRUST'S INDEPENDENT ACCOUNTANTS                                           47

FINANCIAL STATEMENTS                                                          47

RATINGS OF SECURITIES                                                        A-1

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by a fund or its distributor. The Prospectuses and this SAI do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

     Legg Mason Tax-Free Income Fund ("Trust") is a non-diversified open-end management investment company that was established as a Massachusetts business trust under a Declaration of Trust dated November 21, 1990. Legg Mason Maryland Tax-Free Income Trust ("Maryland Tax-Free"), Legg Mason Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and Legg Mason Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") are separate series of the Trust.

                                  FUND POLICIES

     The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

     Maryland Tax-Free's investment objective is to seek a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. Pennsylvania Tax-Free's investment objective is to seek a high level of current income exempt from federal income tax and Pennsylvania personal income tax, consistent with prudent investment risk and preservation of capital. Tax-Free Intermediate's investment objective is to seek a high level of current income exempt from federal income tax, consistent with prudent investment risk. The investment objective of each fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval upon 60 days' written notice to shareholders.

     Each fund has adopted the following fundamental investment limitations, which cannot be changed except by a vote of its shareholders.

     Each fund may not:

1. Borrow money, except (i) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (ii) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

     As a fundamental policy, under normal circumstances, Maryland Tax-Free and Pennsylvania Tax- Free will each invest at least 80% of its net assets in municipal obligations the interest on which is not subject to Maryland and Pennsylvania state and local taxes, respectively, exclusive of any such obligations the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). As a fundamental policy, under normal circumstances, Tax-Free Intermediate will maintain at least 80% of its net assets in municipal obligations the interest on which is not a Tax Preference Item.

     The foregoing fundamental investment limitations may be changed with respect to a fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (i) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(ii) of more than 50% of the outstanding voting securities of the fund, whichever is less.

     Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry. For the purpose of a fund's fundamental limitation on concentration, private activity bonds issued by non-governmental users ("PABs") will not be considered municipal obligations.

     The following are some of the non-fundamental investment limitations that each fund currently observes:

  1. Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

  2. Each fund may invest up to 15% of its net assets in illiquid securities. For this purpose, illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security.

  3. Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars securities purchases or sold on a forward commitment or delayed delivery basis or other financial instruments.

  4. Each fund may not purchase securities on margin, except that (i) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (ii) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased on a forward-commitment or delayed-delivery basis or other financial instruments.

     Each fund is a non-diversified fund; however, each fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that, among other things, at the close of each quarter of the fund's taxable year (i) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (ii) no more than 25% of the value of its total assets may be invested in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other RICs.

     Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments in an effort to maintain the required asset coverage and adequate liquidity.

     Unless otherwise stated, each fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

     The following information applies to all of the funds:

MUNICIPAL OBLIGATIONS

     Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. Interest on certain tax-exempt PABs will constitute a Tax Preference Item. Accordingly, under normal circumstances, each fund's investment in obligations the interest on which is a Tax Preference Item, including PABs, will be limited to a maximum of 20% of its total assets.

     Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities.

     The municipal obligations in which each fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities in order to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, a fund may purchase a participation interest in a municipal lease obligation from a bank or other third party.

A participation interest gives a fund a specified, undivided pro rata interest in the total amount of the obligation.

     Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase contracts or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. If a governmental user were to invoke a non-appropriation clause, the security could lose much or all of its value or could be paid in ways that do not entitle the holder to a tax exemption on the payments.

     In determining the liquidity of a municipal lease obligation, the adviser will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well-established method of securing payment of a municipal obligation. A fund's investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the adviser determines, pursuant to guidelines established by the Board of Trustees, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

     The municipal obligations in which each fund may invest also include zero coupon bonds and deferred interest bonds, although each fund currently does not intend to invest more than 5% of the value of its total assets in such instruments during the coming year. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. Like other municipal securities, the price can also reflect a premium or discount to par reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a delay before the regular payment of interest begins. Such instruments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such instruments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each fund will accrue income on such investments for accounting purposes, which income must be distributed to shareholders for tax purposes.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

     Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, Maryland state and local income taxes and Pennsylvania personal income tax, respectively and in certain cases, to the lack of treatment of that interest as a Tax Preference Item, respectively, are rendered by counsel to the issuers at the time of issuance. Neither the funds nor the adviser will independently review the basis for such opinions.

     The United States Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. It can be expected that, as in the past, proposals will be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. Proposals also may be introduced in state legislatures which could affect the state tax treatment of each fund's distributions. If any such proposals were enacted, the availability of municipal obligations for investment by the funds and the value of their assets could be materially and adversely affected. In such event, each fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution.

     The municipal obligations in which the funds may invest may also include obligations issued by or on behalf of the commonwealth of Puerto Rico or its political subdivisions, agencies or instrumentalities. Such obligations may present a different set of risks than municipal obligations issued by mainland United States entities. Generally, not all of the types of municipal obligations described above may be available in Puerto Rico and the Puerto Rican economy may be subject to greater volatility due to a lack of market diversification. Continuing efforts for and against Puerto Rican statehood and the gradual elimination of special federal tax benefits to corporations operating in Puerto Rico, among other things, could lead to a weakened Puerto Rican economy and lower ratings and prices of Puerto Rican municipal obligations held by the funds.

CONCENTRATION

     Each fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one issue of bonds (such as proposed legislation affecting healthcare or the financing of a project, shortages or price increases of needed materials or declining markets or needs for the projects) would most likely affect other bonds in the same segment, thereby potentially increasing market risk. As a result, each fund is subject to greater risk than other funds that do not follow this practice.

WHEN-ISSUED SECURITIES

     Each fund may enter into commitments to purchase municipal obligations or other securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When a fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Each fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

     Delivery of and payment for when-issued securities normally take place 15 to 45 days after the date of the commitment. Interest rates on when-issued securities are normally fixed at the time of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Thus, fluctuation in the value of the security from the purchase date will affect a fund's net asset value and share price. Typically, no interest accrues to the purchaser until the security is delivered.

     With regard to each such commitment, a fund maintains in a segregated account with the custodian, commencing on the date of such commitment, cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the purchase price for the when-issued securities due on the settlement date. Each fund makes when-issued commitments only with the intention of actually acquiring the securities subject thereto, but a fund may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, a fund meets its obligations from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation).

CALLABLE BONDS

     Callable municipal bonds are municipal bonds which carry a provision permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. If the proceeds of a bond owned by a fund called under circumstances favorable to the issuer are reinvested, the result may be a lower overall yield on such proceeds upon reinvestment because of lower prevailing interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the funds, depending on the price at which such bonds were redeemed.

     Each callable bond is "marked-to-market" daily based on the bond's call date so that the call of some or all of a fund's callable bonds is not expected to have a material impact on that fund's net asset value. In light of the previously described pricing policies and because each fund follows certain amortization procedures required by the Internal Revenue Service, each fund does not expect to suffer any material adverse impact in connection with a call of bonds purchased at a premium. Notwithstanding such policies, however, as with any investment strategy, a call may have a more substantial impact than anticipated.

     Callable bonds generally have call-protection (that is, a period of time during which the bonds may not be called) which usually lasts for 7 to 10 years from the date of issue, after which time such bonds may be redeemed by the issuer. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If interest rates decline as the call-protection on callable bonds expires, there is an increased likelihood that a number of such bonds may in fact be redeemed by the issuers.

STAND-BY COMMITMENTS

     Each fund may acquire "stand-by commitments" with respect to its investments in municipal obligations. A stand-by commitment is a put (that is, the right to sell the underlying security within a specified period of time at a specified exercise price that may be sold, transferred or assigned only with the underlying security) that entitles the fund to same-day settlement. Under a stand-by commitment, a broker, dealer or bank agrees to purchase, at the fund's option, specified municipal obligations at amortized cost plus accrued interest. The total amount paid for outstanding stand-by commitments held by a fund will not exceed 25% of the fund's total assets calculated immediately after each stand-by commitment is acquired.

     When a fund exercises a stand-by commitment that it has acquired from a dealer with respect to municipal obligations held by it, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition) less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

     A stand-by commitment is not transferable by a fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Each fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

     Each fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments would not affect the average weighted maturity of the assets of a fund.

FIXED, VARIABLE AND FLOATING RATE OBLIGATIONS

     Each fund may invest in fixed, variable and floating rate municipal obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes; that is, the market value of fixed rate obligations generally declines when market interest rates increase, and increases when market interest rates decline. If interest rates decline below the coupon rate, generally the obligation sells at a premium. Should interest rates increase above the coupon rate, generally the obligation sells at a discount. The magnitude of such fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

     Variable rate obligation coupons are not fixed for the full term of the obligation, but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

     There is no limitation on the percentage of a fund's assets that may be invested in variable rate obligations. However, each fund will limit the value of its investment in any variable rate securities that are illiquid and in all other illiquid securities to 15% or less of its net assets.

     Floating rate obligations also are not fixed, but are adjusted as specified benchmark interest rates change. In other respects, their characteristics are similar to variable rate obligations, as discussed above.

     Each fund may also invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest. These notes may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. Because each fund invests in such securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a fund. Floating rate demand notes have an interest rate related to a known lending rate, such as the prime rate, and are automatically adjusted when such lending rate changes. Such securities often react to changes in market interest rates in a manner similar to shorter-term securities that mature at the time of the next interest rate reset for the variable or floating rate instrument. In calculating its dollar-weighted average maturity, a fund may determine the maturity of a variable or floating rate note according to the interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity.

YIELD FACTORS AND RATINGS

     The yield of a municipal obligation is dependent on a variety of factors, including general municipal securities market conditions, general fixed-income market conditions, the financial condition of the issuer, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue and expectations regarding changes in income tax rates.

     Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch IBCA, Duff & Phelps ("Fitch") are private services that provide ratings of the credit quality of obligations. A description of the ratings assigned to obligations by Moody's, S&P and Fitch is included in Appendix A. A fund may consider these ratings in determining whether to purchase, sell or hold a security. The ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the obligations which they undertake to rate. Ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may not make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

     Each fund may only invest in investment grade securities. Investment grade securities are those rated within the four highest grades by Moody's, S&P, or Fitch or, if unrated, deemed by the adviser to be of comparable quality. Subsequent to its purchase by a fund, an issue of obligations may cease to be rated or its rating may be reduced below investment grade. If as a result of such a downgrading, or, for unrated securities, because the adviser determines they are no longer of comparable quality to investment grade securities, more than 5% of a fund's total assets are represented by securities rated below investment grade or the equivalent, the adviser will, as soon as practicable consistent with achieving an orderly disposition of the securities, sell such holdings until they represent 5% or less of the fund's total assets. Securities rated below investment grade are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher rated securities. These securities may be less liquid which means that the funds may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. The adviser will carefully monitor the continuing creditworthiness of issuers that have been downgraded.

     In addition to the agency ratings, there are other criteria which will be used by the adviser in selecting securities for a fund. Consideration will be given to the maturity and duration of each bond as well as its effect on the overall average maturity and duration of the portfolio. Analysis of the current and historical yield spreads is done to determine the relative value in any bond considered for purchase. The coupon level and call features also figure in the decision on the relative merits of an investment. Consideration is also given to the type of bond - whether it is a general obligation or a revenue bond. In addition to this examination of bond characteristics, significant effort is devoted to analysis of the creditworthiness of the bond issuer at the time of purchase and on an ongoing basis.

SECURITIES LENDING

     Each fund may engage in securities lending and may invest in zero coupon and deferred interest bonds. Any income from securities lending would be taxable.

     A fund may lend portfolio securities to dealers in municipal securities, brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of taxable interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. A fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The funds do not have the right to vote securities on loan, but each fund would terminate the loan and regain the right to vote if voting were considered important with respect to the investment. The risks of securities lending are similar to those of reverse repurchase agreements. Because interest from securities lending is taxable, each fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed

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upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment. A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

     When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds are invested (in either case) would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement at a rate lower than the cost of the agreement, engaging in the agreement will lower the fund's yield. While engaging in reverse repurchase agreements, each fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund's obligation under the agreements.

     As the SEC considers reverse repurchase agreements to be borrowings, the funds will not engage in reverse repurchase agreements if total borrowings exceed 33 1/3% of their total assets.

REPURCHASE AGREEMENTS

     A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by the adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, the adviser monitors the creditworthiness of parties with which a fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

     When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system. A fund's income from repurchase agreements would be taxable.

     In applying its investment policies and limitations, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

OTHER TAXABLE INVESTMENTS

     For temporary defensive purposes, when, in the adviser's opinion, no suitable municipal securities are available, for liquidity purposes, or pending the investment of the proceeds of the sale of shares, the funds may invest in taxable short-term investments consisting of: (i) obligations of the U.S. Government,

                                       10
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its agencies and instrumentalities; (ii) certificates of deposit and bankers'
acceptances of U.S. domestic banks with assets of one billion dollars or more;
(iii) commercial paper or other corporate notes of high quality; and (iv) any of such items subject to short-term repurchase agreements.

FUTURES AND OPTION STRATEGIES

     To protect against the effect of adverse changes in interest rates, each fund may purchase and sell interest rate futures contracts and options on securities indices, and may purchase put options on interest rate futures contracts (practices known as "hedging"). A fund may purchase put options on interest rate futures contracts or sell interest rate futures contracts (that is, enter into a futures contract to sell the underlying security) to attempt to reduce the risk of fluctuations in its share value. A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase the underlying security) to attempt to establish more definitely the return on securities the fund intends to purchase. The funds may not use these instruments for speculation or leverage. In addition, a fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Any gains from futures and options transactions would be taxable; accordingly, the adviser may not make extensive use of the techniques described.

     The success of a fund's strategies in reducing risks depends on may factors, the most significant of which is the adviser's ability to predict market interest rate changes correctly, which differs from its ability to select portfolio securities. In addition, a hedge could be unsuccessful if the changes in the value of a fund's futures contract or option positions do not correlate to the changes in the value of its investments. It is also possible that a fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that a fund may need to sell a portfolio security at a disadvantageous time, due to the need for the fund to maintain "cover" or to segregate securities in connection with hedging transactions. Because the markets for futures and options are not always liquid, a fund may be unable to close out or liquidate its hedged position and may be locked in during a market decline. The adviser attempts to minimize the possible negative effects of these factors through careful selection and monitoring of each fund's futures and options positions. The adviser is of the opinion that a fund's investments in futures transactions will not have a material adverse effect on that fund's liquidity or ability to honor redemptions.

     The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the adviser in managing the portfolios. While utilization of options, future contracts and similar instruments may be advantageous to a fund, if the adviser is not successful in employing such instruments in managing a fund's investments or in predicting interest rate changes, that fund's performance will be worse than if the fund did not use such instruments. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase that fund's expenses and reduce its yield.

     Each fund's current policy is to limit options and futures transactions to those described above. Each fund currently does not intend to purchase put and call options having a value in excess of 5% of its total assets.

INTEREST RATE FUTURES CONTRACTS

     Interest rate futures contracts, which are traded on commodity futures exchanges, provide for the sale by one party and the purchase by another party of a specified type and amount of financial instruments (or an index of financial instruments) at a specified future date. Interest rate futures contracts currently exist covering such financial instruments as U.S. Treasury bonds, notes and bills, Ginnie Mae certificates, bank certificates of deposit and 90-day commercial paper. An interest rate futures contract may be held until the underlying instrument is delivered and paid for on the delivery date, but most contracts are closed out before then by taking an offsetting position on a futures exchange.

     A fund may purchase an interest rate futures contract (that is, enter into a futures contract to purchase an underlying financial instrument) when it intends to purchase fixed-income securities but has

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not yet done so. This strategy is sometimes called an anticipatory hedge. This strategy is intended to minimize the effects of an increase in the price of the securities the fund intends to purchase (but may also reduce the effects of a decrease in price), because the value of the futures contract would be expected to rise and fall in the same direction as the price of the securities the fund intends to purchase. The fund could purchase the intended securities either by holding the contract until delivery and receiving the financial instrument underlying the futures contract, or by purchasing the securities directly and closing out the futures contract position. If the fund no longer wished to purchase the securities, it would close out the futures contract before delivery.

     A fund may sell a futures contract (that is, enter into a futures contract to sell an underlying financial instrument) to offset price changes of securities it already owns. This strategy is intended to minimize any price changes in the securities the fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the fund. The funds do not expect ordinarily to hold futures contracts they have sold until delivery or to use securities they own to satisfy delivery requirements. Instead, each fund expects to close out such contracts before the delivery date.

     The prices of interest rate futures contracts depend primarily on the value of the instruments on which they are based, the price changes of which, in turn, primarily reflect changes in current interest rates. Because there are a limited number of types of interest rate futures contracts, it is likely that the standardized futures contracts available to a fund will not exactly match the securities the fund wishes to hedge or intends to purchase, and consequently, will not provide a perfect hedge against all price fluctuation. However, since fixed-income instruments all respond similarly to changes in interest rates, a futures contract, the underlying instrument of which differs from the securities the fund wishes to hedge or intends to purchase, may still provide protection against changes in interest rate levels. To compensate for differences in historical volatility between positions a fund wishes to hedge and the standardized futures contracts available to it, the fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

FUTURES TRADING

     If a fund does not wish to hold a futures contract position until the underlying instrument is delivered and paid for on the delivery date, it may attempt to close out the contract by entering into an offsetting position on a futures exchange that provides a secondary market for the contract. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the fund has sold) at the current price as determined on the futures exchange. A fund's gain or loss on closing out a futures contract depends on the difference between the price at which the fund entered into the contract and the price at which the contract is closed out. Transaction costs in opening and closing futures contracts must also be taken into account. There can be no assurance that a fund will be able to offset a futures position at the time it wishes to, or at a price that is advantageous. If a fund were unable to enter into an offsetting position in a futures contract, it might have to continue to hold the contract until the delivery date, in which case it would continue to bear the risk of price fluctuation in the contract until the underlying instrument was delivered and paid for.

     At the time a fund enters into an interest rate futures contract, it is required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 5% or less of the value of the futures contract. Initial margin is in the nature of a good faith deposit or performance bond, and is returned to the fund when the futures position is terminated, after all contractual obligations have been satisfied. Futures margin does not represent a borrowing by a fund, unlike margin extended by a securities broker, and depositing initial margin in connection with futures positions does not constitute purchasing securities on margin for the purposes of a fund's investment limitations. Initial margin may be maintained either in cash or in appropriate liquid securities such as U.S. Government securities.

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     As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against a fund (I.E., the fund's futures position declines in value), the fund may be required to make payments to the FCM, and, conversely, the fund may be entitled to receive payments from the FCM if the value of its futures position increases. This process is known as marking-to-market and takes place on a daily basis.

     In addition to initial margin deposits, a fund will instruct its custodian to segregate additional cash and appropriate liquid securities to cover its obligations under futures contracts it has purchased. The value of the assets held in the segregated account will be equal to the daily market value of all outstanding futures contracts purchased by a fund, less the amount deposited as initial margin. When a fund has sold futures contracts to hedge securities it owns, it will not sell those securities (or lend to another party) while the contracts are outstanding, unless it substitutes other similar securities for the securities sold or lent. A fund will not sell futures contracts with a value exceeding the value of securities it owns, except that a fund may do so to the extent necessary to adjust for differences in historical volatility between the securities owned and the contracts used as a hedge.

RISKS OF INTEREST RATE FUTURE CONTRACTS

     By purchasing an interest rate futures contract, a fund in effect becomes exposed to price fluctuations resulting from changes in interest rates, and by selling a futures contract a fund neutralizes those fluctuations. If interest rates fall, a fund would expect to profit from an increase in the value of the instrument underlying a futures contract it had purchased, and if interest rates rise, a fund would expect to offset the resulting decline in the value of the securities it owns by profits in a futures contract it has sold. If interest rates move in the direction opposite that which was contemplated at the time of purchase, however, a fund's positions in futures contracts could have a negative effect on the fund's net asset value. If interest rates rise when a fund has purchased futures contracts, the fund could suffer a loss in its futures positions. Similarly, if interest rates fall, losses in a futures contract a fund has sold could negate gains on securities the fund owns, or could result in a net loss to the fund. In this sense, successful use of interest rate futures contracts by a fund will depend on the adviser's ability to hedge the fund in the correct way at the appropriate time.

     Other than the risk that interest rates will not move as expected, the primary risk in employing interest rate futures contracts is that the market value of the futures contracts may not move in concert with the value of the securities a fund wishes to hedge or intends to purchase. This may result from differences between the instrument underlying the futures contracts and the securities a fund wishes to hedge or intends to purchase, as would be the case, for example, if a fund hedged U.S. Treasury bonds by selling futures contracts on U.S. Treasury notes.

     Even if the securities which are the objects of a hedge are identical to those underlying the futures contract, there may not be perfect price correlation between the two. Although the value of interest rate futures contracts is primarily determined by the price of the underlying financial instruments, the value of interest rate futures contracts is also affected by other factors, such as current and anticipated short-term and long-term interest rates, the time remaining until expiration of the futures contract, and conditions in the futures markets, which may not affect the current market price of the underlying financial instruments in the same way. In addition, futures exchanges establish daily price limits for interest rate futures contracts, and may halt trading in the contracts if their prices move upward and downward more than a specified daily limit on a given day. This could distort the relationship between the price of the underlying instrument and the futures contract, and could prevent prompt liquidation of unfavorable futures positions. The value of a futures contract may also move differently from the price of the underlying financial instrument because of inherent differences between the futures and securities markets, including variations in speculative demand for futures contracts and for debt securities, the differing margin requirements for futures contracts and debt securities, and possible differences in liquidity between the two markets.

                                       13
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PUT OPTIONS ON INTEREST RATE FUTURES CONTRACTS

     Purchasing a put option on an interest rate futures contract gives a fund the right to assume a seller's position in the contract at a specified exercise price at any time up to the option's expiration date. In return for this right, the fund pays the current market price for the option (known as the option premium), as determined on the commodity futures exchange where the option is traded.

     A fund may purchase put options on interest rate futures contracts to hedge against a decline in the market value of securities the fund owns. Because a put option is based on a contract to sell a financial instrument at a certain price, its value will tend to move in the opposite direction from the price of the financial instrument underlying the futures contract; that is, the put option's value will tend to rise when prices fall, and fall when prices rise. By purchasing a put option on an interest rate futures contract, a fund would attempt to offset potential depreciation of securities it owns by appreciation of the put option. This strategy is similar to selling the underlying futures contract directly.

     A fund's position in a put option on an interest rate futures contract may be terminated either by exercising the option (and assuming a seller's position in the underlying futures contract at the option's exercise price) or by closing out the option at the current price as determined on the futures exchange. If the put option is not exercised or closed out before its expiration date, the entire premium paid would be lost by a fund. A fund could profit from exercising a put option if the current market value of the underlying futures contract were less than the sum of the exercise price of the put option and the premium paid for the option because the fund would, in effect, be selling the futures contract at a price higher than the current market price. A fund could also profit from closing out a put option if the current market price of the option is greater than the premium the fund paid for the option. Transaction costs must also be taken into account in these calculations. A fund may close out an option it had purchased by selling an identical option (that is, an option on the same futures contract, with the same exercise price and expiration date) in a closing transaction on a futures exchange that provides a secondary market for the option. A fund is not required to make futures margin payments when it purchases an option on an interest rate futures contract.

     Compared to the purchase or sale of an interest rate futures contract, the purchase of a put option on an interest rate futures contract involves a smaller potential risk to a fund because the maximum amount at risk is the premium paid for the option (plus related transaction costs). If prices of debt securities remain stable, however, purchasing a put option may involve a greater probability of loss than selling a futures contract, even though the amount of the potential loss is limited. The adviser will consider the different risk and reward characteristics of options and futures contracts when selecting hedging instruments.

RISKS OF TRANSACTIONS IN OPTIONS ON INTEREST RATE FUTURES CONTRACTS

     Options on interest rate futures contracts are subject to risks similar to those described above with respect to interest rate futures contracts. These risks include the risk that the adviser may not hedge a fund in the correct way at the appropriate time, the risk of imperfect price correlation between the option and the securities being hedged, and the risk that there may not be an active secondary market for the option. There is also a risk of imperfect price correlation between the option and the underlying futures contract.

     Although the adviser may purchase and write only those options for which there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular option at any particular time. If there were no liquid secondary market for a particular option, a fund might have to exercise an option it had purchased in order to realize any profit, and might continue to be obligated under an option it had written until the option expired or was exercised.

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REGULATORY NOTIFICATION OF FUTURES AND OPTIONS STRATEGIES

     The Trust has filed on behalf of the funds a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Under regulations adopted by the CFTC, futures contracts and related options may be used by a fund
(a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the fund, together with the amount of premiums paid by the fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the fund's net assets. Each fund will not purchase futures contracts or related options if as a result more than 25% of the fund's total assets would be so invested. These limits on the funds' investments in futures contracts are not fundamental and may be changed by the Board of Trustees as regulatory agencies permit. Each fund will not modify these limits to increase its permissible futures and related options activities without supplying additional information in a supplement to the funds current Prospectuses or SAI.

      SPECIAL FACTORS AFFECTING MARYLAND TAX-FREE AND PENNSYLVANIA TAX-FREE

OVERVIEW

     Because Maryland Tax-Free and Pennsylvania Tax-Free each focus investments in a specific state, certain risks associated with investment in each such fund are more pronounced than if those funds' investments were more widely diversified. These risks include the possible enactment of new legislation in the applicable state which could affect Maryland or Pennsylvania municipal obligations, economic factors which could affect these obligations and varying levels of supply and demand for Maryland or Pennsylvania municipal obligations.

     The following only highlights some of the more significant financial trends and problems and is based on information drawn from official statements and prospectuses relating to securities offerings of the states of the United States, the State of Maryland and the Commonwealth of Pennsylvania, their agencies and instrumentalities, as available on the date of this SAI. The funds assume no obligation to update this information.

MARYLAND TAX-FREE

     STATE DEBT The Maryland Constitution prohibits the contracting of State general obligation debt unless it is authorized by a law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt is paid. As a uniform practice, each separate enabling act which authorizes the issuance of general obligation bonds for a given object or purpose has specifically levied and directed the collection of an AD VALOREM property tax on all taxable property in the State. The Board of Public Works is directed by law to fix by May 1 of each year the precise rate of such tax necessary to produce revenue sufficient for debt service requirements of the next fiscal year, which begins July 1. However, the taxes levied need not be collected if or to the extent that funds sufficient for debt service requirements in the next fiscal year have been appropriated in the annual State budget. Accordingly, this board, in annually fixing the rate of property tax after the end of the regular legislative session in April, takes account of appropriations of general funds for debt service.

     There is no general debt limit imposed by the Maryland Constitution or public general laws, but a special committee created by statute annually submits to the Governor an estimate of the maximum amount of new general obligation debt that prudently may be authorized. Although the committee's responsibilities are advisory only, the Governor is required to give due consideration to the committee's findings in preparing a preliminary allocation of new general debt authorization for the ensuing fiscal year. The continuation of the credit ratings on State debt is dependent upon several economic and political factors, including the ability to continue to fund a substantial portion of the debt service on general obligation debt from general fund revenues in the annual State budget or to raise the rate of State property tax levies, and the ability to maintain the amount of authorized debt within the range of affordability.

     Consolidated Transportation Bonds are limited obligations issued by the Maryland Department of Transportation, the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail or aviation facilities or any combination of such facilities. Debt service on Consolidated Transportation Bonds is payable from those portions of the excise tax on each gallon of motor vehicle fuel and the motor vehicle titling tax, all mandatory motor vehicle registration fees, motor carrier fees, and the corporate income tax as are credited to the Maryland Department of Transportation, plus all departmental operating revenues and receipts. Holders of such bonds are not entitled to look to other sources for payment. As of December 31, 2002, the principal amount of outstanding bonds was $726.7 million.

     The Maryland Transportation Authority operates certain highway, bridge and tunnel toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under, and secured by, a trust agreement between the Authority and a corporate trustee. As of December 31, 2002, $650.1 million of the Transportation's revenue bonds were outstanding.

     The Department of Transportation entered into conditional purchase agreements in fiscal years 1999 and 2001, respectively, to provide financing for capital improvements at Baltimore/Washington International Airport ("BWI") and to expand parking in the vicinity of the airport at the Maryland Rail Commuter ("MARC") BWI rail station. The Department issued $42,750,000 Project Certificates of Participation for various Maryland Aviation Administration ("MAA") projects in May 1999, and $33,000,000 Project Certificates of Participation for the Maryland Transit Administrations' ("MTA") rail station project in October 2000. Revenues from these projects are pledged to the payment of principal and interest on the Certificates, and, therefore, these financings are not considered to be tax-supported.

     In March 2002, the Maryland Transportation Authority issued revenue bonds in the amount of $264,075,000 for the construction of projects at BWI. In June 2002, the Authority issued revenue bonds in the amount of $117,345,000 for construction of a consolidated rental car facility. Parking garage revenues and Customer Facility Charge revenues from these projects will be pledged for the repayment of these bonds.

     Certain other instrumentalities of the State government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute a debt or a pledge of the faith and credit of the State. The Community Development Administration of the Department of Housing and Community Development, higher educational institutions (including St. Mary's College of Maryland, the University of Maryland System and Morgan State University), the Maryland Transportation Authority, the Maryland Water Quality Financing Administration and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from various sources, principally fees generated from use of the facilities or enterprises financed by the bonds.

     The Port of Baltimore is one of the larger foreign trade ports in the United States and in the world and is a significant factor in Maryland's economy. The total cargo tonnage at the Port declined from 30,682,730 in 1982 to 25,701,032 in 2001. The Port handles both high value general cargo, including containers and automobiles, as well as bulk cargo such as coal and grain. The value of the tonnage handled increased from $14.2 billion in 1982 to $20.8 billion in 2001. The ability of the Port to sustain and improve its volume and value of cargoes is dependent, in part, upon national and worldwide economic conditions.

     The Maryland Stadium Authority is responsible for financing and directing the acquisition and construction of one or more new professional sports facilities in Maryland. Currently, the Authority operates Oriole Park at Camden Yards, which opened in 1992. In connection with the construction of that facility, the Authority issued $155 million in notes and bonds. Those notes and bonds are lease-backed

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revenue obligations, the payment of which is secured by, among other things, an assignment of revenues received under a lease of Oriole Park at Camden Yards from the Stadium Authority to the State. In October, 1993, the Stadium Authority entered into an agreement to implement a synthetic fixed rate refinancing of the Sports Facility Bonds using a combination of variable rate refunding obligations and forward interest rate exchange agreements. In accordance with that agreement, the Stadium authority issued its $17,850,000 Sports Facilities Lease Revenue Refunding Bonds in December 1998, to refund its outstanding Sports Facilities Lease Revenue Bonds, Series 1989C, and issued its $121,000,000 Sports Facilities Lease Revenue Refunding Bonds in December 1999, to refund its Sports Facilities Lease Revenue Bond Series 1989D. Annual net debt service on the Authority's obligations is $15.25 million.

     The Stadium Authority also was assigned responsibility for constructing expansions of the Convention Centers in Baltimore and Ocean City. The Baltimore Convention Center expansion cost $167 million and was financed through a combination of funding from Baltimore City bonds, Stadium Authority revenue bonds, and State general obligation bonds. In June, 1998, the Stadium Authority entered into an agreement to implement a synthetic fixed rate refinancing of its revenue bonds for the Baltimore City Convention Center using a combination of a variable rate refunding obligations and forward interest rate exchange agreements. The Ocean City Convention Center expansion cost $33.2 million and was financed through a matching grant from the state to Ocean City and a combination of funding from Ocean City and the Stadium Authority. Annual debt service in fiscal year 2002 on the obligations attributable to the Baltimore and Ocean City expansion projects was $9,800,000 and $1,490,000, respectively.

     The Stadium Authority currently operates Ravens Stadium, which opened in 1998. In connection with the construction of that facility, the Stadium Authority sold $87.565 million in lease-backed revenue bonds on May 1, 1996. The proceeds from the bonds, along with cash available from State lottery proceeds, investment earnings, and other sources were used to pay project design and construction expenses of approximately $229 million. The bonds are solely secured by an assignment of revenues received under a lease of the project from the Stadium Authority to the State. In June, 1998, the Stadium Authority entered into an agreement to implement a synthetic fixed rate refinancing of the Football Lease-Back Revenue Bonds using a combination of variable rate refunding obligations and forward interest rates exchange agreements. On December 15, 1997, the Stadium Authority issued $4,640,000 in Sports facilities Lease Revenue Bonds, Series 1997. The proceeds from these Bonds were used toward the construction of the Ravens Football Stadium. Authority debt service on the bonds is $7.3 million annually.

     The Authority has also been assigned responsibility for construction of a conference center in Montgomery County. The center is expected to cost $33,500,000 and is being financed through a combination of funding from Montgomery County and the Authority. In January 2003, the Authority issued up to $23,185,000 in lease-backed revenue bonds. The average annual debt service for this series is $1.75 million.

     The Stadium Authority is also authorized to provide development and construction of the Hippodrome Theatre as part of Baltimore City's West Side Development. The cost of renovating the theatre is projected to be $62,000,000 and is being financed by various sources. In July 2002, the Authority issued $20.25 million in taxable lease-backed revenue bonds. The average annual debt service for this series is $1.8 million.

     The State has financed, and expects to continue to finance, the construction and acquisition of various facilities through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the Maryland General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments.

     LOCAL SUBDIVISION DEBT The counties and incorporated municipalities in Maryland issue general obligation debt for general governmental purposes. The general obligation debt of the counties and incorporated municipalities is generally supported by AD VALOREM taxes on real estate, tangible personal property and intangible personal property subject to taxation. The issuer typically pledges its full faith and credit and unlimited taxing power to the prompt payment of the maturing principal and interest on the

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general obligation debt and to the levy and collection of the AD VALOREM taxes as and when such taxes become necessary in order to provide sufficient funds to meet the debt service requirements. The amount of debt which may be authorized may in some cases be limited by the requirement that it not exceed a stated percentage of the assessable base upon which such taxes are levied.

     OTHER RISK FACTORS The State has a population of 5.3 million, with employment based largely in services, trade and government. Those sectors, along with finance, insurance and real estate, are the largest contributors to the gross state product, according to the most recent census. Population is concentrated around the Baltimore and Washington D.C. areas, and proximity to Washington D.C. influences the above-average percentage of employees in government. Manufacturing, on the other hand, is a much smaller portion of employment then for the nation as a whole. Future economic difficulties in the service sector and high technology industries being promoted by Maryland could have an adverse impact on the finances of the State and its subdivisions, and could adversely affect the market value of the Bonds in the Maryland Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds. In addition, Maryland's relatively high concentration of governmental employment makes the state potentially vulnerable to any decrease in federal, including military, and state governmental spending.

     The State and its subdivisions, and their respective officers and employees, are defendants in numerous legal proceedings, including alleged tort and breaches of contract and other alleged violations of laws. Although adverse decisions in these matters could require extraordinary appropriations not budgeted for, in the opinion of the Attorney General of Maryland, the legal proceedings are not likely to have a material adverse effect on the State's financial position.

PENNSYLVANIA TAX-FREE

     STATE DEBT Pennsylvania may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. Pennsylvania had outstanding general obligation debt of $6,059.3million at June 30, 2002. Pennsylvania is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. As of January 1, 2003, all outstanding general obligation bonds of Pennsylvania were rated AA by S&P and Aa2 by Moody's (see Appendix A). There can be no assurance that the current ratings will remain in effect in the future. Pennsylvania Tax-Free assumes no obligation to update this rating information. Over the five-year period ending June 30, 2007, Pennsylvania has projected that it will issue bonds totaling $2,644 million and retire bonded debt in the principal amount of $2,629.2 million.

     Certain agencies created by Pennsylvania have statutory authorization to incur debt for which Pennsylvania appropriations to pay debt service thereon is not required. As of June 30, 2002, the combined total debt outstanding for all above-mentioned agencies was $ 13,821.3 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. The only obligations of agencies in Pennsylvania that bear a moral obligation of Pennsylvania are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia ("Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

     LOCAL GOVERNMENT DEBT Numerous local government units in Pennsylvania issue general obligations (I.E., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by Pennsylvania. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, I.E., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular

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projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligation debt.

     LITIGATION Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, UNISYS CORPORATION V. COMMONWEALTH involves a challenge on constitutional and statutory grounds to the statutory three-factor appointment formula used for the apportionment of capital stock value in the franchise tax. NORTHBROOK LIFE INSURANCE CO. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. POWELL V. RIDGE involves a challenge to Pennsylvania's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

OTHER FACTORS Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment in Pennsylvania. Over the ten years ending in 2001, non-agricultural employment in Pennsylvania has increased at a rate slightly lower than the growth in employment in the mid-Atlantic region and that of the U.S. as a whole. Pennsylvania's annual average unemployment rate for the years 1997 through 2001 was slightly above the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for March, 2003 was 5.8% and for the United States for March, 2003 was 6.2%. The population of Pennsylvania, 12.28 million people in 2001, according to the U.S. Bureau of the Census, represents a population growing slower than the U.S. with a higher portion than the U.S. comprised of persons between 45 and 65 years of age. Per capita income in Pennsylvania was $ 30,720 for calendar year 2001, slightly above the per capita income of the United States of $30,472. Pennsylvania's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of Pennsylvania are made, closed fiscal years ended June 30, 1999, June 30, 2000 and June 30, 2001 with fund balances of $2,863 million, $4,264 million, and $4,485 million respectively. The unaudited general fund balance at June 30, 2002 decreased to $3,000 million.

     At the midpoint of fiscal year 2003, economic growth in the nation and the Commonwealth has not achieved the projections used to estimate fiscal year 2003 revenues. Forecasts for the national economy expect slower economic growth rates for the balance of fiscal year 2003 than was used for fiscal year 2003 revenue estimates. Responding to the slower than anticipated growth in the national and Commonwealth economy, the Governor directed that $270 million of fiscal year 2003 General Fund appropriations from Commonwealth revenues be placed in budgetary reserve and be unavailable for encumbrance or expenditure. The Governor also proposed that the General Assembly approve the transfer of $50 million from the Budget Stabilization Reserve Fund to the General Fund as a partial offset of revenue shortfalls. Achieving the financial results budgeted for fiscal year 2003 may be adversely affected by a number of trends and events, including developments in the national and state economy and adverse developments in industries accounting for significant employment and economic production in the Commonwealth.

     Changes in local economic conditions or local governmental policies within Pennsylvania, which can vary substantially by region, could also have a significant impact on the performance of municipal obligations held by the fund. The City of Philadelphia, for example, experienced severe financial problems that impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. While the fund may invest in obligations that are secured obligors other than Pennsylvania or its political subdivisions (such as hospitals, universities, corporate obligors and corporate credit and liquidity providers) and obligations limited to specific revenue pledges (such as sewer authority bonds), the creditworthiness of these obligors may be partly dependent on the creditworthiness of Pennsylvania or its municipal authorities.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that may apply to them.

GENERAL

     For federal tax purposes, each fund is treated as a separate corporation. Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income, the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deduction for dividends paid) and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund so qualifies and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income under section 103(a) of the Code, that fund may pay "exempt-interest" dividends to its shareholders. Those dividends constitute the portion of the aggregate dividends (excluding capital gain distributions), as designated by the fund, equal to the excess of the fund's excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

     To continue to qualify for treatment as a RIC under the Code, each fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain and distributions that otherwise would be "exempt-interest dividends," as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     If and to the extent a fund receives interest on certain PABs, a proportionate part of the exempt-interest dividends paid by the fund will be treated as a Tax Preference Item. In addition, exempt-interest dividends received by a corporate shareholder may be indirectly subject to the federal alternative minimum tax without regard to whether the distributing fund's tax-exempt interest is attributable to PABs.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry fund shares generally is not deductible. Persons who are "substantial users" (or related persons) of facilities financed by PABs should consult their tax advisers before purchasing shares of a fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" includes a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad settlement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     If fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received with respect to those shares, and any portion of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received with respect thereto.

     To the extent a fund's dividends are derived from taxable income from temporary investments, from net short-term capital gain or from the use of certain investment techniques, they are taxable to its shareholders as ordinary income (whether paid in cash or reinvested in fund shares) to the extent of its earnings and profits. No portion of those dividends will qualify for the corporate dividends-received deduction. Distributions derived from net capital gain, if any, are taxable to shareholders as long-term capital gain regardless of the length of time they have held their fund shares (and irrespective of whether those distributions are paid in cash or reinvested in fund shares). The maximum tax rate applicable to a noncorporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20%. In the case of a RIC such as a fund, the relevant holding period is determined by how long the fund has held the portfolio security on which the gain was realized, not by how long you have held your fund shares.

     A redemption of fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales charge paid). An exchange of shares of any fund for shares of any other Legg Mason fund generally will have similar tax consequences. However, special tax rules apply if (1) a shareholder disposes of fund shares through a redemption or exchange within 90 days after the shareholder acquired the shares and (2) the shareholder subsequently acquires shares of that fund or of another Legg Mason fund without the imposition of a sales charge that otherwise would have been imposed except for the reinstatement privilege or exchange privilege. In these cases, any sales charge that was imposed on the purchase of the original shares will not be taken into account in determining the amount of gain or loss on the redemption or exchange - the tax effect of that charge will instead be deferred by being treated as having been incurred in connection with the newly acquired shares. In addition, if fund shares are purchased within 30 days before or after redeeming, at a loss, other shares of the same fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

     Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends and capital gain distributions declared by a fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be reportable by shareholders for the year in which that December 31 falls.

     A fund may purchase zero coupon or other municipal obligations issued with original issue discount. As a holder of those securities, a fund must take into account for purposes of the Income Requirement the original issue discount that accrues thereon during the taxable year, even if the fund receives no corresponding payment on the securities during the year. Because each fund annually must distribute substantially all of its income, including accrued original issue discount (even if that discount is tax-exempt), to satisfy the Distribution Requirement, a fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

HEDGING INSTRUMENTS

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures contracts derived by a fund with respect to its business of investing in securities will be taxable and will be treated as qualifying income under the Income Requirement.

MARYLAND TAXES

     Distributions paid by Maryland Tax-Free to Maryland residents attributable to interest received or capital gains recognized by the fund on Maryland municipal obligations are exempt from Maryland state and local income taxes. Distributions attributable to interest received or capital gains recognized by the fund on certain obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States (including the government of Puerto Rico) also are exempt from Maryland state and local income taxes. Distributions attributable to the fund's other income or gains generally are subject to these taxes.

     Interest on indebtedness incurred by a shareholder to purchase or carry fund shares generally is not deductible for purposes of either Maryland state or local income tax. Fund shares held by an individual are not subject to the Maryland personal property tax. Dividends paid by the fund with respect to Maryland municipal obligations and profits realized on the sale or exchange of such obligations are not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.

     In the case of individuals, Maryland imposes an income tax on Tax Preference Items. Interest paid on certain PABs is a Tax Preference Item. Accordingly if the fund holds such bonds, 50% of the interest thereon in excess of a threshold amount is subject to Maryland state and local tax.

     Dividends derived from interest on Maryland municipal obligations generally will not be exempt from taxation under the laws of states other than Maryland.

PENNSYLVANIA TAXES

     Individual shareholders of Pennsylvania Tax-Free who are otherwise subject to the Pennsylvania personal income tax will not be subject to that tax on distributions by the fund that are attributable to interest on Pennsylvania municipal obligations or obligations issued by the federal government and certain federal agencies, instrumentalities and territories (including the government of Puerto Rico). Distributions attributable to most other sources, including gains, will not be exempt from Pennsylvania personal income tax.

     Shares that are held by individual shareholders who are Pennsylvania residents will be exempt from the Pennsylvania county personal property tax to the extent that the fund's portfolio consists of Pennsylvania municipal obligations or direct obligations of the United States on the annual assessment date. Nonresidents of Pennsylvania and corporations are not subject to this tax. Shareholders should consult their own tax advisors as to the application of this tax.

     For shareholders who are residents of the City of Philadelphia, distributions of interest derived from Pennsylvania municipal obligations or direct obligations of the United States government are not taxable for purposes of the Philadelphia School District investment net income tax, provided that the fund reports to its shareholders the percentage of Pennsylvania municipal obligations and federal obligations held by it for the year. The fund will report such percentage to its shareholders. Shareholders should consult their individual tax advisors as to the application of this tax.

     Distributions from the fund of interest attributable to Pennsylvania municipal obligations or obligations issued by the United States government and certain federal agencies, instrumentalities and territories (including the government of Puerto Rico) are not subject to the Pennsylvania corporate net income tax. However, gains realized on the sale of shares that are attributable to Pennsylvania municipal obligations or obligations issued by the federal government, its agencies, instrumentalities and territories will be subject to such tax. The Pennsylvania Department of Revenue also takes the position that, for purposes of the Pennsylvania capital stock and franchise tax, a portion of the shares of funds similar to the fund are considered exempt assets of a corporation that applies the single-factor apportionment formula for the purpose of determining its capital stock value. The investment in the fund will be exempt in the same percentage that the exempt interest dividends of the fund bears to the total dividends of the fund.

     Dividends derived from interest on Pennsylvania municipal obligations generally will not be exempt from taxation under the laws of states other than Pennsylvania.

OTHER STATE AND LOCAL INCOME TAXES

     The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local income taxes on dividends attributable to interest income derived from obligations of the state and municipalities or other localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to interest income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of each fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of distributions from each fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each fund offers two classes of shares -- Primary Class and Institutional Class shares. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients ("Customers"). Many of the parameters governing Customers' investments will be established by their institutions. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.

     If your check is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

FUTURE FIRST(R) SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

     If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), each fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account") or from your checking/savings account to be used to buy additional shares. Legg Mason will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

     Your may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a preauthorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class shares of a fund.

SYSTEMATIC WITHDRAWAL PLAN

     All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis, except for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), which are not subject to that minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

     Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

     Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTIONS

     Each fund reserves the right to modify or terminate the wire, telephone or Internet redemption services, as applicable to that fund, described in the Prospectuses and this SAI at any time.

     The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

REDEMPTION IN-KIND

     Each fund reserves the right under certain conditions to honor any request for redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in the form of securities valued in the same way as they would be valued for purposes of computing each fund's net asset value per share. Any such redemption payments shall be made with portfolio securities that are readily marketable. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The funds do not redeem in-kind under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole.

                            VALUATION OF FUND SHARES

     Net asset value of a fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day that the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     When market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the adviser's judgment, the fair value of the security. Pursuant to policies adopted by the Board of Trustees, the funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, a fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities.

     For valuation purposes, the market quotation shall be the last available bid price for a comparable position. Where such market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board of

Trustees. The amortized cost method of valuation is used with respect to obligations with 60 days or less remaining to maturity. All other assets are valued at fair value as determined in good faith under procedures approved by the Trust's Board of Trustees. Premiums received on the sale of put and call options are included in each fund's net asset value, and the current market value of options sold by a fund will be subtracted from its net assets.

                             PERFORMANCE INFORMATION

     The following tables show the value, as of the end of each fiscal year (March 31), of a hypothetical investment of $10,000 made in Primary Class shares of each fund at each fund's respective commencement of operations. As of the date of this SAI, Institutional Class shares of Maryland Tax-Free and Tax-Free Intermediate have not yet commenced operations and no Institutional Class shares of Pennsylvania Tax-Free are outstanding. Each table assumes that all dividends and capital gain distributions are reinvested in the respective fund. Each table includes the effect of all charges and fees applicable to the respective class of shares the respective fund has paid. (There are no redemption fees.)

     The tables below include the effect of a front-end sales charge of 2.75% for Maryland Tax-Free and Pennsylvania Tax-Free, and a front-end sales charge of 2.00% for Tax-Free Intermediate, which has been waived since November 3, 1997 for Maryland Tax-Free and Pennsylvania Tax-Free, and since August 1, 1995 for Tax-Free Intermediate. The tables do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical and is not intended to indicate any fund's future performance.

FOR MARYLAND TAX-FREE PRIMARY CLASS SHARES:

                     VALUE OF ORIGINAL SHARES PLUS       VALUE OF SHARES
                           SHARES OBTAINED THROUGH      ACQUIRED THROUGH
                      REINVESTMENT OF CAPITAL GAIN       REINVESTMENT OF
FISCAL YEAR                          DISTRIBUTIONS      INCOME DIVIDENDS      TOTAL VALUE
-----------------------------------------------------------------------------------------
      1992*                                $ 9,942               $   561         $ 10,503

       1993                                 10,569                 1,244           11,813

       1994                                 10,395                 1,832           12,227

       1995                                 10,507                 2,527           13,034

       1996                                 10,637                 3,323           13,960

       1997                                 10,643                 3,977           14,620

       1998                                 11,067                 4,865           15,932

       1999                                 11,068                 5,633           16,701

       2000                                 10,518                 6,104           16,622

       2001                                 11,014                 7,271           18,285

       2002                                 11,146                 8,191           19,337

       2003

* May 1, 1991 (commencement of operations) to March 31, 1993.

     If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2003 would have been $______, and the investor would have received a total of $_______ in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

FOR PENNSYLVANIA TAX-FREE PRIMARY CLASS SHARES:

                    VALUE OF ORIGINAL SHARES       VALUE OF SHARES
                        PLUS SHARES OBTAINED      ACQUIRED THROUGH
                     THROUGH REINVESTMENT OF       REINVESTMENT OF
FISCAL YEAR       CAPITAL GAIN DISTRIBUTIONS      INCOME DIVIDENDS          TOTAL VALUE
---------------------------------------------------------------------------------------
      1992*                         $ 10,192               $   437             $ 10,629

       1993                           10,602                 1,113               11,715

       1994                           10,450                 1,711               12,161

       1995                           10,595                 2,421               13,016

       1996                           10,702                 3,162               13,864

       1997                           10,668                 3,835               14,503

       1998                           11,151                 4,774               15,925

       1999                           11,624                 5,593               17,217

       2000                           10,594                 6,034               16,628

       2001                           11,084                 7,261               18,345

       2002                           11,309                 8,273               19,582

       2003

* August 1, 1991 (commencement of operations) to March 31, 1993.

     If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2003 would have been $______, and the investor would have received a total of $_______ in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

FOR TAX-FREE INTERMEDIATE PRIMARY CLASS SHARES:

               VALUE OF ORIGINAL SHARES PLUS       VALUE OF SHARES
                     SHARES OBTAINED THROUGH      ACQUIRED THROUGH
                REINVESTMENT OF CAPITAL GAIN       REINVESTMENT OF
FISCAL YEAR                    DISTRIBUTIONS      INCOME DIVIDENDS          TOTAL VALUE
---------------------------------------------------------------------------------------
      1993*                         $ 10,040                $  186             $ 10,226

       1994                            9,980                   640               10,620

       1995                           10,047                 1,187               11,234

       1996                           10,234                 1,462               11,696

       1997                           10,154                 2,251               12,405

       1998                           10,414                 2,848               13,262

       1999                           10,465                 3,437               13,902

       2000                           10,072                 3,937               14,009

       2001                           10,452                 4,750               15,202

       2002                           10,537                 5,441               15,978

       2003

* November 9, 1992 (commencement of operations) to March 31, 1993.

     If the investor had not reinvested dividends and capital gain distributions, the total value of the hypothetical investment as of March 31, 2003 would have been $______, and the investor would have received a total of $_______ in distributions. If the adviser had not waived certain fund expenses in each of the fiscal years, returns would have been lower.

     TOTAL RETURN CALCULATIONS Average annual total return quotes used in each fund's advertising and other promotional materials ("Performance
Advertisements") are calculated according to the following formula:

BEFORE-TAX

         P(1+T)(TO THE POWER OF n)    =    ERV

where:   P                            =    a hypothetical initial payment of
                                           $1,000
         T                            =    average annual total return
         n                            =    number of years
         ERV                          =    ending redeemable value of a
                                           hypothetical $1,000 payment made at
                                           the beginning of the 1-, 5-, and
                                           10-year periods at the end of the 1-,
                                           5- and 10-year periods (or fractional
                                           portion thereof).

AFTER-TAX

PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):

         P(1+T)(TO THE POWER OF n)    =    ATV(SUB D)

where: P =  a hypothetical initial payment of $1,000
         T                            =    average annual total return (after
                                           taxes on distributions)
         n                            =    number of years
         ATV(SUB D)                   =    ending value of hypothetical $1,000
                                           payment made at the beginning of the
                                           1-, 5-, and 10-year periods at the
                                           end of the 1-, 5- and 10-year periods
                                           (or fractional portion thereof) after
                                           taxes on fund distributions but not
                                           after taxes on redemption.

POST-LIQUIDATION RETURN (average annual total return after taxes on distributions and on redemption)

P(1+T)(TO THE POWER OF n) = ATV(SUB DR)

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

     Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, www.leggmasonfunds.com (Primary Class shares) or www.lminstitutionalfunds.com (Institutional Class shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Year-by-year and average annual returns for the calendar year ended December 31, 2001 are contained in each fund's Prospectus.

     YIELD Yield figures used in each fund's Performance Advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

     YIELD = 2[(a-b + 1)(TO THE POWER OF 6) - 1]
                ---
                cd

where:      a    =  dividends and interest earned during the Period
            b    =  expenses accrued for the Period (net of reimbursements)
            c    =  the average daily number of shares outstanding during the
                    Period that were entitled to receive dividends
            d    =  the maximum offering price per share on the last day of the Period.

     Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation

(including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called.

     Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the Period. This tax-exempt yield is then translated into tax equivalent yield according to the following formula:

TAX EQUIVALENT YIELD = (  E  ) + t
                        -----
                        1 - p

     E = tax-exempt yield
     p = stated income tax rate
     t = taxable yield

     From time to time, Maryland Tax-Free may also illustrate the effect of tax equivalent yields using information such as that set forth below: [TO BE REVISED]

MARYLAND TAX-FREE INCOME TRUST

                                                                                            TAXABLE YIELD
                                                                                -------------------------------------------
                                                            STATE
                                                FEDERAL       &
                                                MARGINAL    LOCAL     BLENDED
          SINGLE                  MFJ            RATES^     RATES^      RATE    5.00%    5.50%     6.00%    6.50%     7.00%
---------------------------------------------------------------------------------------------------------------------------
      Not over $6,000        Not over $12,000     10.0%     7.95%      17.2%    4.14%    4.56%     4.97%    5.38%     5.80%

    $6,000 to $27,950      $12,000 to $46,700     15.0%     7.95%      21.8%    3.91%    4.30%     4.69%    5.09%     5.48%

   $27,950 to $67,700     $46,700 to $112,850     27.0%     7.95%      32.8%    3.36%    3.70%     4.03%    4.37%     4.70%

  $67,700 to $141,250    $112,850 to $171,950     30.0%     7.95%      35.6%    3.22%    3.54%     3.87%    4.19%     4.51%

$141,250  to $307,050    $171,950 to $307,050     35.0%     7.95%      40.2%    2.99%    3.29%     3.59%    3.89%     4.19%

        Over $307,050          Over $ 307,050     38.6%     7.95%      43.5%    2.83%    3.11%     3.39%    3.67%     3.96%

^ Based on 2002 tax rates using a state rate of 4.75% and a local rate of 3.2% for a combined rate of 7.95%. Rate limits for high income taxpayers have been eliminated for tax years after 12/31/94.

     From time to time, Pennsylvania Tax-Free may also illustrate the effect of tax equivalent yields using information such as that set forth below: [TO BE REVISED]

PENNSYLVANIA TAX-FREE INCOME TRUST

                                                                                            TAXABLE YIELD
                                                                        -------------------------------------------
                                                  STATE
                                     MARGINAL         &
                                      FEDERAL     LOCAL     BLENDED
     SINGLE             MFJ            RATES^    RATES^        RATE     5.00%    5.50%     6.00%    6.50%     7.00%
-------------------------------------------------------------------------------------------------------------------
Not over $6,000   Not over $12,000      10.0%      2.8%       12.5%     4.37%    4.81%     5.25%    5.69%     6.12%

                             $12,000 to
   $6,000 to $27,950            $46,700      15.0%      2.8%       17.4%     4.13%    4.54%     4.96%    5.37%     5.78%

                             $46,700 to
  $27,950 to $67,700           $112,850      27.0%      2.8%       29.0%     3.55%    3.90%     4.26%    4.61%     4.97%

                            $112,850 to
 $67,700 to $141,250           $171,950      30.0%      2.8%       32.0%     3.40%    3.74%     4.08%    4.42%     4.76%

$141,250 to $307,050        $171,950 to
                               $307,050      35.0%      2.8%       36.8%     3.16%    3.47%     3.79%    4.11%     4.42%

       Over $307,050     Over $ 307,050      38.6%      2.8%       40.3%     2.98%    3.28%     3.58%    3.88%     4.18%

^ Based on 2002 tax rates.

     From time to time, Tax-Free Intermediate may also illustrate the effect of tax equivalent yields using information such as that set forth below: [TO BE REVISED]

TAX-FREE INTERMEDIATE-TERM TRUST

                                                                                 TAXABLE YIELD
                                                                 ------------------------------------------------
                                                   MARGINAL
                                                    FEDERAL
        SINGLE                MFJ                    RATES^      5.00%      5.50%    6.00%      6.50%       7.00%
-----------------------------------------------------------------------------------------------------------------
      Not over $6,000       Not over $12,000         10.0%       4.50%      4.95%    5.40%      5.85%       6.30%

    $6,000 to $27,950     $12,000 to $46,700         15.0%       4.25%      4.68%    5.10%      5.53%       5.95%

   $27,950 to $67,700    $46,700 to $112,850         27.0%       3.65%      4.02%    4.38%      4.75%       5.11%

  $67,700 to $141,250   $112,850 to $171,950         30.0%       3.50%      3.85%    4.20%      4.55%       4.90%

$141,250  to $307,050   $171,950 to $307,050         35.0%       3.25%      3.58%    3.90%      4.23%       4.55%

        Over $307,050         Over $ 307,050         38.6%       3.07%      3.38%    3.68%      3.99%       4.30%

^ Based on 2002 tax rates.

     For the 30-day period ended March 31, 2003, Maryland Tax-Free's Primary
Class shares yield and tax equivalent yield (assuming a   % blended tax rate)
were   % and   % Pennsylvania Tax-Free's Primary Class shares yield and tax
equivalent yield (assuming a   % blended tax rate) for the same period were   %
and   %. Tax-Free Intermediate's Primary Class shares yield and tax equivalent
yield (assuming a 10% tax rate) for the same period were   % and   %.

     OTHER INFORMATION. From time to time, in reports and promotional literature, performance of each class of shares of a fund may be compared to indices of broad groups of managed and unmanaged securities considered to be representative of or similar to fund portfolio holdings such as the Bond Buyer 20, Lipper General Purpose Municipal Bond Average, Lipper Maryland State Municipal Bond Fund Average (Maryland Tax-Free only) and Shearson Lehman/American Express Municipal Bond Index. Securities indices may take no account of the cost of investing or of any tax consequences of distributions. The funds may invest in securities not included in the indices to which they make such comparisons.

     From time to time, the total return of the fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

     A fund may also cite rankings and ratings and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper"), Wiesenberger Investment Company Services ("Wiesenberger"), Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. A fund may also refer in such materials to mutual fund performance rankings, ratings and comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including by not limited to, FINANCIAL WORLD,

MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL and THE NEW YORK TIMES.

     A fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on a certificate of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

     In advertising, a fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the IRS, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. A fund may use other recognized sources as they become available.

     A fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and U.S. Treasury bills.

     A fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

     A fund may also include in advertising biographical information on key investment and managerial personnel.

     A fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

     A fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $ 192.2 billion as of March 31, 2003.

                             MANAGEMENT OF THE FUNDS

     Under applicable law, the Board of Trustees is responsible for management of the Trust and provides broad supervision over its affairs. The Trust's officers manage the day-to-day operations of the Trust under the general direction of the Trust's Board of Trustees.

     The standing committees of the Board of Trustees include an Audit Committee, a Nominating Committee and an Independent Trustees Committee. All trustees who are not interested persons of the Trust, as defined in the 1940 Act, are members of all three Committees.

     The Audit Committee meets twice a year with the Trust's independent accountants and officers to review accounting principles used by the Trust, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as independent trustees, to fill vacancies on the Board of Trustees, and to evaluate the performance of Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met twice and the Nominating Committee met four times. The Independent Trustees Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent trustees.

     The table below provides information about the Trust's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

                                          TERM OF        NUMBER OF
                                         OFFICE AND      FUNDS IN
                           POSITION(S)   LENGTH OF         FUND             OTHER
                           HELD WITH       TIME           COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
   NAME AND AGE            THE FUNDS      SERVED(1)       OVERSEEN           HELD                DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

Gilmore, Richard G.      Trustee        Since 1990     Director/        None               Retired. Trustee of Pacor Settlement
Age 76                                                 Trustee of all                      Trust, Inc. since 1990. Formerly:
                                                       Legg Mason                          Director of CSS Industries, Inc.
                                                       funds                               (diversified holding company that makes
                                                       consisting of                       seasonal decorative products); Senior
                                                       22 portfolios.                      Vice President, Chief Financial Officer
                                                                                           and Director of PECO Energy Co., Inc.
                                                                                           (now Exelon Corporation).

                                          TERM OF        NUMBER OF
                                         OFFICE AND      FUNDS IN
                           POSITION(S)   LENGTH OF         FUND             OTHER
                           HELD WITH       TIME           COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
   NAME AND AGE            THE FUNDS      SERVED(1)       OVERSEEN           HELD                DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.        Trustee        Since 1990     Director/        None               Director of The Brooklyn Museum of Art
Age 59                                                 Trustee of all                      since 1997. Formerly: Director of The
                                                       Legg Mason                          Baltimore Museum of Art (1979-1997).
                                                       funds
                                                       consisting of
                                                       22 portfolios.

Masters, Robin J.W.      Trustee        Since 2002     Director/        None               Retired. Director of The Family
Age 47                                                 Trustee of all                      Learning Centre (non-profit) since
                                                       Legg Mason                          1996; Director of Bermuda SMARTRISK
                                                       funds                               (non-profit) since 2001. Formerly:
                                                       consisting of                       Chief Investment Officer of ACE Limited
                                                       22 portfolios.                      (insurance) (1995-2000).

McGovern, Jill E.        Trustee        Since 1990     Director/        None               Chief Executive Officer of The Marrow
Age 58                                                 Trustee of all                      Foundation since 1993. Formerly:
                                                       Legg Mason                          Executive Director of the Baltimore
                                                       funds                               International Festival (1991 - 1993);
                                                       consisting of                       Senior Assistant to the President of
                                                       22 portfolios.                      The Johns Hopkins University
                                                                                           (1986-1990).

                                          TERM OF        NUMBER OF
                                         OFFICE AND      FUNDS IN
                           POSITION(S)   LENGTH OF         FUND             OTHER
                           HELD WITH       TIME           COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
   NAME AND AGE            THE FUNDS      SERVED(1)       OVERSEEN           HELD                DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.       Trustee        Since 2002     Director/        None               Retired. Director of Maryland Business
Age 61                                                 Trustee of all                      Roundtable for Education (non-profit);
                                                       Legg Mason                          Director of University of Maryland
                                                       funds                               Foundation (non-profit); Director of
                                                       consisting of                       University of Maryland College Park
                                                       22 portfolios.                      Foundation (non-profit) since 1998.
                                                                                           Formerly: Partner, KPMG LLP
                                                                                           (international accounting firm)
                                                                                           (1972-2002).

O'Brien, G. Peter        Trustee        Since 1999     Director/        Director of the    Trustee of Colgate University and
Age 57                                                 Trustee of all   Royce Family of    President of Hill House, Inc.
                                                       Legg Mason       Funds              (residential home care). Formerly:
                                                       funds            consisting of      Managing Director, Equity Capital
                                                       consisting of    17 portfolios;     Markets Group of Merrill Lynch & Co.
                                                       22 portfolios.   Director of        (1971-1999).
                                                                        Renaissance
                                                                        Capital
                                                                        Greenwich
                                                                        Funds; Director
                                                                        of Pinnacle
                                                                        Holdings, Inc.
                                                                        (wireless
                                                                        communications).

Rowan, S. Ford           Trustee        Since 2002     Director/        None               Consultant, Rowan & Blewitt Inc.
Age 60                                                 Trustee of all                      (management consulting); Adjunct
                                                       Legg Mason                          Professor, George Washington University
                                                       funds                               since 2000; Director of Santa Fe
                                                       consisting of                       Institute (scientific research
                                                       22 portfolios.                      institute) since 1999 and Annapolis
                                                                                           Center for Science-Based Public Policy
                                                                                           since 1995.

INTERESTED TRUSTEES:

Curley Jr., John F.      Chairman and   Since 1990     Chairman and     None               Director and/or officer of various Legg
Age 64                   Trustee                       Director/                           Mason affiliates. Formerly: Vice
                                                       Trustee of all                      Chairman and Director of Legg Mason,
                                                       Legg Mason                          Inc. and Legg Mason Wood Walker,
                                                       funds                               Incorporated; Director of Legg Mason
                                                       consisting of                       Fund Adviser, Inc. and Western Asset
                                                       22 portfolios.                      Management Company (each a registered
                                                                                           investment adviser).

Fetting, Mark R.         President and  President      Director/        Director of the    Executive Vice President of Legg Mason,
Age 48                   Trustee        since 2001;    Trustee of all   Royce Family       Inc., director and/or officer

                                          TERM OF        NUMBER OF
                                         OFFICE AND      FUNDS IN
                           POSITION(S)   LENGTH OF         FUND             OTHER
                           HELD WITH       TIME           COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
   NAME AND AGE            THE FUNDS      SERVED(1)       OVERSEEN           HELD                DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                        Director       Legg Mason       of Funds           of various other Legg Mason affiliates
                                        since 2002.    funds            consisting of      since 2000. Formerly: Division
                                                       consisting of    17 portfolios.     President and Senior Officer of
                                                       22 portfolios.                      Prudential Financial Group, Inc. and
                                                                                           related companies, including fund
                                                                                           boards and consulting services to
                                                                                           subsidiary companies from 1991 to 2000;
                                                                                           Partner, Greenwich Associates; Vice
                                                                                           President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Duffy, Marc R.           Vice President Since 2000     Vice President   None               Vice President and Secretary of Legg
Age 45                   and Secretary                 and Secretary                       Mason Fund Adviser, Inc. since 2000;
                                                       of all Legg                         Associate General Counsel of Legg Mason
                                                       Mason funds                         Wood Walker, Incorporated since 1999.
                                                       consisting of                       Formerly: Senior Associate, Kirkpatrick
                                                       22 portfolios.                      & Lockhart LLP (1996 -1999); Senior
                                                                                           Counsel, Securities and Exchange
                                                                                           Commission, Division of Investment
                                                                                           Management (1989 -1995).

Karpinski, Marie K.      Vice President Since 1990     Vice President   None               Vice President and Treasurer of Legg
Age 54                   and Treasurer                 and Treasurer                       Mason Fund Adviser, Inc. and Western
                                                       of all Legg                         Asset Funds, Inc. Treasurer of Pacific
                                                       Mason funds                         American Income Shares, Inc. and
                                                       consisting of                       Western Asset Premier Bond Fund.
                                                       22 portfolios.

     (1) Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees. Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

     Mr. Curley and Mr. Fetting are considered to be interested persons of the Trust, as defined in the 1940 Act, on the basis of their employment with the funds' investment adviser or its affiliated entities (including the funds' principal underwriter) and Legg Mason, Inc., the parent holding company.

     The following table shows each trustee's ownership of shares of the funds and of all the Legg Mason funds served by the trustee as of December 31, 2002:

                                                                                           AGGREGATE DOLLAR RANGE
                                                                                              OF SHARES IN THE
                                                                                              LEGG MASON FUNDS
  NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES IN:                       OWNED BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

Richard G. Gilmore         Maryland Tax-Free                                     None                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                      $10,001-$50,000

Arnold L. Lehman           Maryland Tax-Free                                     None                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

Robin J.W. Masters *       Maryland Tax-Free                                     None                          None
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

Jill E. McGovern           Maryland Tax-Free                          $10,001-$50,000                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                      $10,001-$50,000

Arthur S. Mehlman          Maryland Tax-Free                                     None            $50,001 - $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

G. Peter O'Brien           Maryland Tax-Free                                     None                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

S. Ford Rowan              Maryland Tax-Free                                     None                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

INTERESTED TRUSTEES:

John F. Curley Jr.         Maryland Tax-Free                          $10,001-$50,000                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

Mark R. Fetting            Maryland Tax-Free                                     None                 Over $100,000
                           Pennsylvania Tax-Free                                 None
                           Tax-Free Intermediate                                 None

     * As of ______________, 2003, the aggregate dollar range of Ms. Masters' share ownership in the Legg Mason funds was $_________.

     Officers and trustees who are interested persons of the Trust (as defined in the 1940 Act) receive no salary or fees from the Trust. Each trustee who is not an interested person of the Trust ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the Trust as of December 31 of the previous year.

     The following table provides certain information relating to the compensation of the Trust's trustees. None of the Legg Mason funds has any retirement plan for its trustees.

                                                                                       TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION                  TRUST AND FUND COMPLEX
  NAME OF PERSON AND POSITION                         FROM TRUST*                         PAID TO TRUSTEES**
--------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

Richard G. Gilmore
Director                                                   $                                      $

                                                                                       TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION                  TRUST AND FUND COMPLEX
  NAME OF PERSON AND POSITION                         FROM TRUST*                         PAID TO TRUSTEES**
--------------------------------------------------------------------------------------------------------------
Arnold L. Lehman
Director                                                   $                                      $

Robin J.W. Masters***
Director                                                   $                                      $

Jill E. McGovern
Director                                                   $                                      $

Arthur S. Mehlman***
Director                                                   $                                      $

G. Peter O'Brien ***
Director ****                                              $                                      $

S. Ford Rowan***
Director                                                   $                                      $

INTERESTED DIRECTORS:

John F. Curley, Jr.
Chairman of the Board and Director                       None                                   None

Mark R. Fetting***
Director                                                 None                                   None

* Represents compensation paid to each trustee for the fiscal year ended March 31, 2003.

** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2002. There are 12 open-end investment companies in the Legg Mason funds consisting of 22 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

**** Elected to the Board of Trustees on October 30, 2002.

Effective January 1, 2003, the compensation of Independent Trustees has been restructured. For serving as a director/trustee of all the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Trustee receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their time and commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time and commitments. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. Beginning in 2003, the Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Trust. The Legg Mason Funds continue to reimburse Independent Trustees for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

     On June 30, 2003, the trustees and officers of the Trust beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares. [CONFIRM]

     On June 30, 2003, no entities were known by the fund to own of record or beneficially 5% or more of any class of the fund's outstanding shares. [CONFIRM]

                      THE FUNDS' INVESTMENT ADVISER/MANAGER

     Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. The adviser is a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), which also is the parent of Legg Mason. The adviser serves as each fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement") dated June 1, 2000. Effective June 1, 2000, the Advisory Agreement was transferred to LMFA. From January 1, 1998 to May 31, 2000, Legg Mason Capital Management, Inc. ("LMCM"), a wholly owned subsidiary of Legg Mason, Inc., served as each fund's investment adviser and manager under the Advisory Agreement.

     The Advisory Agreement provides that, subject to overall direction by the Board of Trustees, the adviser manages the investment and other affairs of each fund. The adviser is responsible for managing each fund consistent with the 1940 Act, the Code, and the funds' investment objectives and policies described in their Prospectuses and this SAI. The adviser also is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to each fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Trust's officers and trustees. The adviser and its affiliates pay all the compensation of trustees and officers of the Trust who are employees of the adviser. Each fund pays all its other expenses, which are not expressly assumed by the adviser. These expenses include, among others, interest expense, taxes, auditing and accounting fees, distribution fees, if any, fees and expenses of the independent trustees of the Trust, brokerage fees and commissions, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, transfer agency fees, legal expenses, insurance expenses, association membership dues, governmental fees, expenses of registering and qualifying fund shares for sale under federal and state law, and the expense of reports to shareholders, shareholders' meetings and proxy solicitations. Each fund also pays the expenses for maintenance of its financial books and records, including computation of the fund's daily net asset value per share and dividends. Each fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. Each fund also may have an obligation to indemnify the trustees and officers of the Trust with respect to litigation.

     Under the Advisory Agreement, the adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

     With respect to each fund, the Advisory Agreement terminates automatically upon assignment. It also is terminable at any time without penalty by vote of the Trust's Board of Trustees, by vote of a majority of each fund's outstanding voting securities, or by the adviser, on not less than 60 days' notice to the other party to the Agreement and may be terminated immediately upon the mutual written consent of both parties to the Agreement.

     As explained in the Prospectuses, the adviser receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.55% of the average daily net assets of each fund. The adviser has agreed to waive its fees of reimburse expenses for a fund to the extent the fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of that fund's average daily net assets for such month in accordance with the following schedules. The fee waiver for each fund will expire on the earlier of August 1, 2004, or when the fund's net assets reach the following amount: Maryland Tax-Free, $200 million; Pennsylvania Tax-Free, $125 million; Tax-Free Intermediate, $100 million. The expense limitations agreed to by the adviser are as follows:

                                                         EXPENSE LIMIT
          ------------------------------------------------------------
          FOR MARYLAND TAX-FREE:

          Primary Class shares:                              0.70%

          Institutional Class shares:                        0.45%


          FOR PENNSYLVANIA TAX-FREE:

          Primary Class shares:                              0.70%

          Institutional Class shares:                        0.45%


          FOR TAX-FREE INTERMEDIATE:

          Primary Class shares:                              0.70%

          Institutional Class shares:                        0.45%

     For the fiscal years ended March 31, the funds incurred advisory fees of (prior to fees waived):

                                       2003          2002           2001
        ------------------------------------------------------------------
        Maryland Tax-Free                          $ 857,440     $ 798,866

        Pennsylvania Tax-Free                      $ 419,218     $ 374,006

        Tax-Free Intermediate                      $ 299,058     $ 288,941

     For the fiscal years ended March 31, the following advisory fees were waived:

                                       2003          2002           2001
        ------------------------------------------------------------------
        Maryland Tax-Free                          $ 358,566     $ 334,071

        Pennsylvania Tax-Free                      $ 246,840     $ 265,855

        Tax-Free Intermediate                      $ 216,996     $ 199,632

     Under the Advisory Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by the adviser.

     Pursuant to a Sub-Advisory Agreement between LMFA and LM Trust dated
June 1, 2000 ("Sub-Advisory Agreement"), LM Trust acts as each fund's adviser. LM Trust is also a wholly owned subsidiary of Legg Mason, Inc. Under the Sub-Advisory Agreement, LM Trust is responsible, subject to the general supervision of LMFA and the Trust's Board of Trustees, for the actual management of each fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For LM Trust's services to the funds, LMFA (not the funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each fund's average daily net assets (net of any waivers or reimbursements by LMFA of its fee).

     For the fiscal years ended March 31, LMFA paid the following fees to LM Trust on behalf of the funds:

                                        2003         2002          2001
        ------------------------------------------------------------------
        Maryland Tax-Free                          $ 453,522     $ 249,089

        Pennsylvania Tax-Free                      $ 156,707     $  79,113

        Tax-Free Intermediate                      $  74,602     $  58,392

     *  For the period June 1, 2000 through March 31, 2001.

     Under the Sub-Advisory Agreement, LM Trust will not be liable for an error of judgment or mistake of law or for any loss suffered by the adviser or the funds in connection with the performance of the Sub-Advisory Agreement, except that LM Trust may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligation or duties thereunder.

     Prior to June 1, 2000, LMFA served as the funds' administrator pursuant to an agreement with LMCM the funds' former adviser ("Administration Agreement"). Under the Administration Agreement, LMCM paid LMFA a fee equal to an annual rate of 0.05% of each fund's average daily net assets.

     For the fiscal year ended March 31, 2000, and the period April 1, 2000 to May 31, 2000, LMCM paid LMFA, $41,325 and $6,256 for administrative services provided to Maryland Tax-Free; $12,555 and $1,921 for services provided to Pennsylvania Tax-Free; and $13,075 and $1,912 for services provided to Tax-Free Intermediate respectively.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENT

     In approving the Advisory Agreement, the Board of Trustees primarily considered, with respect to each fund, whether continuation of the Agreement would be in the best interests of the funds and their shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to the funds. The Independent Trustees requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Trustees' consideration of these and other issues. The Independent Trustees met with experienced mutual fund legal counsel separately from the full Board of Trustees to evaluate this report.

     With respect to the nature and quality of the services provided, the Board of Trustees considered the performance of each fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio managers.

     The Board of Trustees also considered the adviser's procedures for executing portfolio transactions for the funds. The Board of Trustees considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

     With respect to the overall fairness of the Advisory Agreement, the Board of Trustees primarily considered the fee structure of the Agreement and the profitability of LMFA, the subadviser and their affiliates from their overall association with the funds. The Board of Trustees reviewed information about the rates of compensation paid to investment advisers, and overall expenses ratios, for funds comparable in size, character and investment strategy to each fund. The Board of Trustees considered the specific portfolio management issues that contributed to the fee. The Board of Trustees also considered the voluntary limits on fund expenses undertaken by the adviser. In concluding that the benefits accruing to the adviser and its affiliates by virtue of their relationship to the funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each fund, the Board of Trustees reviewed specific data as to the adviser's profit or loss on each fund for a recent period. In prior years, the Board of Trustees has reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason's cost allocation methodology.

     In addition to the annual Board of Trustees meeting in which each fund's Advisory Agreement and Sub-Advisory Agreement is reviewed, the Board of Trustees meets at least another three times a year in order to oversee the management and performance of the funds. The portfolio managers of each fund make periodic presentations at these meetings. Such meetings provide additional opportunities for the Board of Trustees to discuss performance, brokerage, compliance and other fund issues. The Board of Trustees also draws upon its long association with the manager and its personnel, and the Board of Trustees members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

                                    * * * * *

     The funds, LM Trust, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under each Advisory Agreement and Sub-Advisory Agreement, LMFA and LM Trust are responsible for the execution of portfolio transactions. Corporate, municipal and government debt securities are generally traded on the over-the-counter ("OTC") market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions to brokers who provide research and analysis. The funds may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

     Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advise as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the funds may be used for the funds' benefit. The adviser's fee is not reduced by reason of their receiving such brokerage and research services.

     Although the funds do not expect to purchase securities on a commission basis, the funds may use Legg Mason to effect agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the funds generally will deal with responsible primary market makers unless a more favorable execution can otherwise be obtained.

     Except as permitted by SEC rules or orders, the funds may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act, whereby each fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit a fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same adviser, and all private accounts controlled by the same adviser may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities or if such purchase is designated as a "group sale" in an underwriting in which Legg Mason participates. Because Legg Mason is a principal underwriter of municipal obligations and because new issues of municipal securities often are sold pursuant to group sales, the funds may be precluded from purchasing certain new issues of municipal securities or may be permitted to make only limited investments therein.

     Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. The Advisory Agreement and Sub-Advisory Agreement expressly provide such consent.

     Investment decisions for each fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular fund. In other cases, however, a fund's ability to participate in large-volume transactions may produce better executions and prices.

PORTFOLIO TURNOVER

     The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Each fund's portfolio turnover rate may vary from year to year, depending on market conditions. A high turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by a fund. It may also change the character of capital gains, if any, realized by a fund and would affect dividends paid to shareholders because short-term capital gains are taxable as ordinary income.

     For the fiscal years ended March 31, each fund's portfolio turnover rates were as follows:

    FUND                               2003         2002          2001
    ------------------------------------------------------------------
    Maryland Tax-Free
    Income Trust                                   16.4%          9.3%

    Pennsylvania Tax-Free
    Income Trust                                   36.8%         15.5%

    Tax-Free Intermediate
    Income Trust                                   17.8%         10.1%

                             THE FUNDS' DISTRIBUTOR

     Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of each fund's shares pursuant to an Underwriting Agreement with the Trust. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of Prospectuses and periodic reports used in connection with the offering to prospective investors (after the Prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense) and for supplementary sales literature and advertising costs.

     Under the Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

     Legg Mason and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing. Each fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits each fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only. Legg Mason may pay all or a portion of the fees to its financial advisors. The Plan has been amended to make clear that, of the aggregate 0.25% fees, 0.125% is paid for distribution services and 0.125% is paid for ongoing services to shareholders. The amendments also specify that the fund may not pay more in distribution fees than 6.25% of total new gross assets, plus interest, as specified in the rules of the National Association of Securities Dealers, Inc. ("NASD").

     Amounts payable by a fund under a Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate a fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligation under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, a fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

     The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Trustees, including a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees"). In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the Trustees determined that there was a reasonable likelihood that the Plan would benefit each fund and its Primary Class shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to each fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of each fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by a fund to its adviser.

     In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by a fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that the adviser would earn greater management fees if a fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan were implemented.

     Among the potential benefits of the Plan, the trustees noted that the payment of commissions and service fees to Legg Mason and its financial advisors could motivate them to improve their sales efforts with respect to each fund's Primary Class shares and to maintain and enhance the level of services they provide to the funds' Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by a fund in connection with the Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

     The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a fund by a vote of a majority of 12b-1 Trustees or by vote of a majority of the outstanding Primary Class shares of that fund. Any change in the Plan that would materially increase the distribution costs to a fund requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by a fund, pursuant to a Plan or any related agreement shall provide to that fund's Board, and the Trustees shall review, at least quarterly, a written report of the amounts so expended and the purposes for which the expenditures were made. Rule 12b-1 also provides that a fund may rely on that Rule only if, while a Plan is in effect, the nomination and selection of that fund's Independent Trustees is committed to the discretion of such Independent Trustees.

     As compensation for its services and expenses, Legg Mason receives from each fund an annual distribution fee equivalent to 0.125% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.125% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. The distribution and service fees are calculated daily and payable monthly. Legg Mason has voluntarily agreed to waive its fees and reimburse each fund if and to the extent its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each fund's average daily net assets attributable to Primary Class shares for such month, or certain asset levels, whichever occurs first, in accordance with the schedules described previously.

     For the fiscal years ended March 31, 2003, the funds paid distribution and/or service fees to Legg Mason, pursuant to the Plans from assets attributable to Primary Class shares as follows:

                     Maryland Tax-Free

                     Pennsylvania Tax-Free

                     Tax-Free Intermediate

     For the fiscal year ended March 31, 2003, Legg Mason incurred the following expenses:

                                         MARYLAND      PENNSYLVANIA      TAX-FREE
                                         TAX-FREE        TAX-FREE      INTERMEDIATE
     ------------------------------------------------------------------------------
     Compensation to sales personnel

     Advertising

     Printing and mailing of
     prospectuses to prospective
     shareholders

     Other

     Total expenses

     The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute each fund's Primary Class shares.

     Any initial sales charges on purchases of shares of the funds are paid to Legg Mason. A sales charge was imposed on the sale of Primary Class shares of Maryland Tax-Free and Pennsylvania Tax-Free until November 3, 1997 and Primary Class shares of Tax-Free Intermediate until August 1, 1995. The Board of Trustees may consider from time to time reinstituting the sales charge on sales of a fund's shares.

     There have been no sales charges paid to Legg Mason since November 3, 1997.

                            DESCRIPTION OF THE TRUST

     The Declaration of Trust authorizes the Trust to issue an unlimited number of shares and to create additional series, each of which may issue separate classes of shares. Each fund currently offers two classes of shares, Primary Class shares and Institutional Class shares. The two classes represent interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

     The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different classes of fund shares. The Board will consider whether any such conflict exists and, if so, take appropriate action. Shareholders of the funds are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the funds are fully paid and nonassessable and have no preemptive or conversion rights.

     Shareholders' meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of trustees, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Trust will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to their respective fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

     Each fund acknowledges that it is solely responsible for the information or any lack of information about it in the joint Prospectuses and in this joint SAI, and no other fund is responsible therefore. There is a possibility that one fund might be deemed liable for misstatements or omissions regarding another fund in the Prospectuses or in the joint SAI; however, the funds deem this possibility slight.

                                OTHER INFORMATION

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of each fund could, under certain circumstances, be held personally liable for the obligations of that fund and of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which the adviser believes is remote. Upon payment of any liability incurred by a fund shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as reasonably possible, ultimate liability of the shareholders for liabilities of each fund.

                            THE TRUST'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

     State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, MA 02105, serves as custodian of each fund's assets. BFDS, P.O. Box 953, Boston, MA 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the funds assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the funds pay BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Institutional Class shareholders of the funds

                            THE TRUST'S LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

                       THE TRUST'S INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201, serves as the Trust's independent accountants.

                              FINANCIAL STATEMENTS

                                  [To be Filed]

                                                                      APPENDIX A

                              RATINGS OF SECURITIES

1.   DESCRIPTION OF MOODY'S  RATINGS

MUNICIPAL BONDS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating, the modifier 2 indicates a mid-range rating; the modifier 3 indicates that the issue ranks in the lower end of its generic rating.

MUNICIPAL NOTES

     Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rated demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

COMMERCIAL PAPER

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers with a Prime-1 ("P-1") rating will normally have the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

2.   DESCRIPTION OF S&P RATINGS

MUNICIPAL BONDS

     'AAA--This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds which are rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     S & P may assign (+) or (-) modifiers to indicate relative strength or weakness within a particular rating category.

MUNICIPAL NOTES

     Municipal notes with maturities of three years or less are usually given note ratings by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

COMMERCIAL PAPER

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

3.   DESCRIPTION OF FITCH RATINGS

INVESTMENT GRADE BONDS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse change in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

SHORT-TERM RATINGS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect assurance of timely payment only slightly less in degree than issues rated "F-1+".

                         Legg Mason Tax-Free Income Fund

Part C. Other Information

Item 23.     Exhibits

(a)  (i)     Declaration of Trust(1)
     (ii)    Amendment to Declaration of Trust dated January 31, 1991(1)
     (iii)   Amendment to Declaration of Trust dated March 11, 1991(1)
     (iv)    Amendment to Declaration of Trust dated July 30, 1992(1)
     (v)     Amendment to Declaration of Trust dated July 29, 1994(2)
     (vi)    Amendment to Declaration of Trust dated September 14, 1999(4)
     (vii)   Amendment to Declaration of Trust dated July 3, 2001(6)
     (viii)  Amendment to Declaration of Trust dated September 6, 2002 - filed herewith

(b)  Amended and Restated Bylaws dated August 8, 2002 - filed herewith

(c) Instruments defining the rights of security holders with respect to Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate Term Income Trust are contained in the Declaration of Trust, with subsequent amendments, and in the Amended and Restated By-Laws, which are filed herewith.

(d)  (i)     Investment Advisory and Management Agreement(4)
     (ii)    Sub-Advisory Agreement(4)

(e) Underwriting Agreement with respect to the Maryland, Pennsylvania and Tax-Free Intermediate-Term Income Portfolios(1)

(f)  Bonus, profit sharing or pension plans - none

(g)  (i)     Custodian Agreement(1)
     (ii)    Amendment to Custodian Agreement dated July 1, 2001(8)

(h)  (i)     Transfer Agency and Service Agreement(1)
     (ii)    Amendment to Transfer Agency and Service Agreement(10)
     (iii)   Amendment and Restatement of Credit Agreement dated March 15 2002
             (5)
     (iv)    First Amendment dated as of March 14, 2003 to Amendment and
             Restatement of Credit Agreement dated March 15, 2002(9)

(i)  Opinion and consent of counsel - to be filed

(j)  Accountant's consent - to be filed

(k)  Financial statements omitted from Item 22 - none

(l)  (i)     Agreement for providing initial capital with respect to the
             Maryland, Pennsylvania and High Quality Portfolios(1)
     (ii)    Agreement for providing initial capital with respect to the
             Tax-Free Intermediate-Term Income Portfolio(1)

(m) Amended Distribution Plan pursuant to Rule 12b-1 with respect to the Maryland, Pennsylvania and Tax-Free Intermediate-Term Income Portfolios(1)

(n)  (i)     Multiple Class Plan Pursuant to Rule 18f-3 for Maryland Tax Free
             Income Trust(8)
     (ii)    Multiple Class Plan Pursuant to Rule 18f-3 for Pennsylvania
             Tax-Free Income Trust(8)

     (iii) Multiple Class Plan Pursuant to Rule 18f-3 for Tax-Free Intermediate-Term Income Trust(8)

(p) Code of Ethics for the funds, their investment adviser and their principal underwriter
     (i)     Legg Mason Funds and Legg Mason Wood Walker(7)
     (ii)    Legg Mason Trust, fsb ("LMTrust")(3)

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed July 31, 1997.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed June 15, 1995.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Cash Reserve Trust, Inc., SEC File No. 2-62218, filed December 3, 2001.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed July 27, 2000.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(6) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed July 11, 2001.

(7) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Special Investment Trust, Inc., SEC File No. 33-1271, filed July 11, 2002.

(8) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed July 16, 2002.

(9) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(10) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 40 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 2-62218, filed November 1, 2002.

Item 24.     Persons Controlled By or Under Common Control with Registrant

             None

Item 25.     Indemnification

             This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 11 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 33-37971, filed July 31, 1998.

Item 26.     Business and Other Connections of the Investment Adviser

(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury            Vice President, LMFA
                            Director, Batterymarch
                            Manager, Brandywine

Marc R. Duffy               Vice President and Secretary, LMFA

Mark R. Fetting             President and Director, LMFA
                            Executive Vice President, Legg Mason, Inc.
                            Manager, Royce
                            Director, LMFM

Marie K. Karpinski          Vice President and Treasurer, LMFA
                            Vice President and Treasurer, LMFM

Timothy C. Scheve           Director, LMFA
                            Senior Executive Vice President, Legg Mason, Inc.
                            Senior Executive Vice President and Director, LMWW
                            President and Director, LM Tower
                            Manager, Brandywine
                            Director, Barrett
                            Director, Batterymarch
                            Director, Berkshire
                            Director, Bartlett
                            Manager, Gray Seifert
                            Director, LMCM
                            Director, LMFM
                            Director, LMTrust
                            Manager, Royce
                            Director, WAM
                            Director, WAMCL

Edward A. Taber III         Director, LMFA
                            Senior Executive Vice President, Legg Mason, Inc.
                            Director, LM Holdings Limited
                            Director, Legg Mason Holdings Limited
                            Director, Batterymarch
                            Director, LMCM
                            Director, WAMCL

                            Director, WAM
                            Director, LMREI

(b) Legg Mason Trust, fsb ("LMTrust") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMT have been engaged as director, officer, employee, partner or trustee.

Peter L. Bain               Director, LMTrust
                            Executive Vice President, Legg Mason, Inc.
                            Director and Executive Vice President, Bingham
                            Director, Barrett
                            Director, Bartlett
                            Director, Berkshire
                            Director, Focus
                            Manager, Gray Seifert
                            Director, PCM

William F. Blue             Director, LMTrust
                            President, Blue & Edwards, P.A.

Marc P. Blum                Director, LMTrust

James W. Brinkley           Director, LMTrust
                            Senior Executive Vice President and Director, Legg
                            Mason, Inc.
                            President, COO and Director, LMWW
                            Director, LMFP

Jane C. Brown               Director, LMTrust

Charles W. Cole, Jr.        Chairman, CEO and Director, LMTrust

Brian M. Eakes              Treasurer, LMTrust
                            Vice President, LMWW

Gregg W. Hawes              Managing Director and Secretary, LMTrust

John A. Luetkemeyer, Jr.    Director, LMTrust
                            President, Continental Realty Corp.

Peter F. O'Malley           Director, LMTrust
                            Director, Legg Mason, Inc.

Jennifer W. Reynolds        Vice Chairman, Chief Investment Officer and
                            Director, LMTrust

Timothy C. Scheve           Director, LMFA
                            Senior Executive Vice President, Legg Mason, Inc.
                            Senior Executive Vice President and Director, LMWW
                            President and Director, LM Tower
                            Manager, Brandywine
                            Director, Barrett
                            Director, Batterymarch

                            Director, Berkshire
                            Director, Bartlett
                            Manager, Gray Seifert
                            Director, LMCM
                            Director, LMFM
                            Director, LMTrust
                            Manager, Royce
                            Director, WAM
                            Director, WAMCL

Arthur P. Sims              President, Assistant Secretary and Director, LMTrust

Addresses for Items 26(a) and 26(b):

Barrett Associates, Inc. ("Barrett")
90 Park Avenue
New York, NY 10016

Bartlett & Co. ("Bartlett")
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA 02116

Berkshire Asset Management, Inc. ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA 18701

Bingham Legg Advisers LLC ("Bingham")
45 Milk Street
Boston, MA 02109

Blue & Edwards, P.A.
409 Washington Ave.
Towson, MD 21204

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE 19801

Continental Realty Corp.
17 West Pennsylvania Ave.
Towson, MD 21204

Gray, Seifert & Company, LLC. ("Gray Seifert")
100 Light Street
Baltimore, MD 21202

Legg Mason Capital Management, Inc. ("LMCM")
100 Light Street
Baltimore, MD 21202

Legg Mason Focus Capital, Inc. ("Focus")

100 West Lancaster Avenue
Wayne, PA 19087

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD 21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD 21202

Legg Mason Holdings Limited
155 Bishopsgate
London EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Investors, Inc. ("LMREI")
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb ("LMTrust")
100 Light Street
Baltimore, MD 21202

Legg Mason Wood Walker, Incorporated ("LMWW")
100 Light Street
Baltimore, MD 21202

LM Financial Partners, Inc. ("LMFP")
100 Light Street
Baltimore, MD 21202

LM Holdings Limited
20 Regent Street
London SW1Y 4PZ

Private Capital Management, L.P. ("PCM")
8889 Pelican Bay Boulevard, 5th Floor
Naples, FL 34108

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company ("WAM")
117 East Colorado Boulevard
Pasadena, CA 91105

Western Asset Management Company Limited ("WAMCL")
155 Bishopsgate
London EC2M 3XG
England

Item 27.     Principal Underwriters

             (a)   Legg Mason Cash Reserve Trust
                   Legg Mason Income Trust, Inc.
                   Legg Mason Tax-Exempt Trust, Inc.
                   Legg Mason Value Trust, Inc.
                   Legg Mason Special Investment Trust, Inc.
                   Legg Mason Focus Trust, Inc.
                   Legg Mason Global Trust, Inc.
                   Legg Mason Investors Trust, Inc.
                   Legg Mason Light Street Trust, Inc.
                   Legg Mason Investment Trust, Inc.
                   Legg Mason Charles Street Trust, Inc.
                   Western Asset Funds, Inc.

             (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

NAME AND PRINCIPAL                  POSITION AND OFFICES                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                   WITH UNDERWRITER - LMWW                         WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
Raymond A. Mason                    Chairman of the Board, Chief                    None
                                    Executive Officer and Director

James W. Brinkley                   President, Chief Operating                      None
                                    Officer and Director

Richard J. Himelfarb                Senior Executive Vice President                 None

Timothy C. Scheve                   Senior Executive Vice President                 None
                                    and Director

Manoochehr Abbaei                   Executive Vice President                        None

Thomas P. Mulroy                    Executive Vice President                        None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President                        None
                                    and Director

D. Stuart Bowers                    Senior Vice President                           None

W. William Brab                     Senior Vice President                           None

Edwin J. Bradley, Jr.               Senior Vice President                           None

W. Talbot Daley                     Senior Vice President                           None

Thomas M. Daly, Jr.                 Senior Vice President                           None

Jeffrey W. Durkee                   Senior Vice President                           None

Harry M. Ford, Jr.                  Senior Vice President                           None

Dennis A. Green                     Senior Vice President                           None

Thomas E. Hill                      Senior Vice President                           None
218 N. Washington Street
Suite 31
Easton, MD 21601

Thomas Hirschmann                   Senior Vice President                           None

Arnold S. Hoffman                   Senior Vice President                           None
1735 Market Street
Philadelphia, PA 19103

Carl Hohnbaum                       Senior Vice President                           None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA 15222

David M. Jernigan                   Senior Vice President                           None

William B. Jones, Jr.               Senior Vice President                           None
1747 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

Laura L. Lange                      Senior Vice President                           None

Horace M. Lowman, Jr.               Senior Vice President                           None

Ira H. Malis                        Senior Vice President                           None

Marvin H. McIntyre                  Senior Vice President                           None
1747 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

Jonathan M. Pearl                   Senior Vice President                           None

Robert F. Price                     Senior Vice President, Secretary
                                    and General Counsel                             None

Joseph A. Sullivan                  Senior Vice President                           None

Joseph E. Timmins                   Senior Vice President                           None

Paul J. Ayd                         Vice President                                  None

William H. Bass, Jr.                Vice President                                  None

Nathan S. Betnun                    Vice President                                  None

Andrew J. Bowden                    Vice President                                  None

Scott R. Cousino                    Vice President                                  None

Thomas W. Cullen                    Vice President                                  None

Charles J. Daley, Jr.               Vice President and CFO                          None

Robert J. Dillon                    Vice President                                  None

J. Gregory Driscoll                 Vice President                                  None
1735 Market Street
Philadelphia, PA 19103

Brian M. Eakes                      Vice President                                  None

J. Peter Feketie                    Vice President                                  None

James P. Fitzgerald                 Vice President                                  None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Norman C. Frost, Jr.                Vice President                                  None

Joseph M. Furey                     Vice President                                  None

Francis X. Gallagher, Jr.           Vice President                                  None

David Gately                        Vice President                                  None

Steven C. Genyk                     Vice President                                  None
1735 Market Street
Philadelphia, PA 19103

Keith E. Getter                     Vice President                                  None

W. Kyle Gore                        Vice President                                  None

Daniel R. Greller                   Vice President                                  None

Kim M. Hagins                       Vice President                                  None

Patrick G. Hartley                  Vice President                                  None

Kendra Heyde                        Vice President                                  None

Dale S. Hoffman                     Vice President                                  None

Timothy A. Jackson                  Vice President                                  None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Richard A. Jacobs                   Vice President                                  None

Francis J. Jamison, Jr.             Vice President                                  None

Elizabeth A. Kane                   Vice President                                  None

Robert H. Kennedy                   Vice President                                  None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Duncan L. Lamme                     Vice President                                  None
1111 Bagby Street
Houston, TX 77002

Henry Lederer                       Vice President                                  None

Edward W. Lister, Jr.               Vice President                                  None

Donna Maher                         Vice President                                  None

Jeffrey R. Manning                  Vice President                                  None

Richard Marvin                      Vice President                                  None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Theresa McGuire                     Vice President and Controller                   None

Julia A. McNeal                     Vice President                                  None

Gregory B. McShea                   Vice President                                  None

Thomas C. Merchant                  Vice President, Assistant Secretary
                                    and Deputy General Counsel                      None

Mark C. Micklem                     Vice President                                  None

Martin F. Mitchell                  Vice President                                  None

Neil P. O'Callaghan                 Vice President                                  None

Ann O'Shea                          Vice President                                  None

Robert E. Patterson                 Vice President and Deputy
                                    General Counsel                                 None

Thomas K. Peltier                   Vice President                                  None

Gerard F. Petrik, Jr.               Vice President                                  None

Thomas E. Robinson                  Vice President                                  None

Theresa M. Romano                   Vice President                                  None

James A. Rowan                      Vice President                                  None

B. Andrew Schmucker                 Vice President                                  None
1735 Market Street
Philadelphia, PA 19103

Robert W. Schnakenberg              Vice President                                  None

Robert C. Servas                    Vice President                                  None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Eugene B. Shepherd                  Vice President                                  None
1111 Bagby Street
Houston, TX 77002

Alexsander M. Stewart               Vice President                                  None

Joyce Ulrich                        Vice President                                  None

Sheila M. Vidmar                    Vice President and Deputy
                                    General Counsel                                 None

Barbara Weaver                      Vice President                                  None

W. Matthew Zuga                     Vice President                                  None

Scott W. Bost                       Assistant Vice President                        None

Robert J. DeLeon                    Assistant Vice President                        None

Robert J. Gavin                     Assistant Vice President                        None

Mary-Jewel Greenlow                 Assistant Vice President                        None

Tanya J. Lee                        Assistant Vice President                        None

Tracey A. Lumpkin                   Assistant Vice President                        None

Edward G. McCaulley                 Assistant Vice President                        None

Mark A. Meyers                      Assistant Vice President                        None

Robert L. Phillips                  Assistant Vice President                        None

Lauri F. Smith                      Assistant Vice President                        None

Terry W. Thompson, Jr.              Assistant Vice President                        None

Leigh Ann Webster                   Assistant Vice President                        None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

Item 28.     Location of Accounts and Records

             State Street Bank and Trust         Legg Mason Fund Adviser, Inc.
             Company                       and   100 Light Street
             P.O. Box 1713                       Baltimore, Maryland 21202
             Boston, Massachusetts 02105

Item 29.     Management Services

             None

Item 30.     Undertakings

             None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Free Income Fund, duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 29th day of May 2003.

                                         LEGG MASON TAX-FREE INCOME FUND


                                           By: /s/ Mark R. Fetting
                                               -------------------
                                                   Mark R. Fetting
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                    DATE
---------                                  -----                                    ----
/s/ John F. Curley*                        Chairman of the Board                    May 29, 2003
-------------------                        and Director
John F. Curley, Jr.

/s/ Mark R. Fetting                        President and Director                   May 29, 2003
-------------------
Mark R. Fetting

/s/ Richard G. Gilmore*                    Director                                 May 29, 2003
-----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*                      Director                                 May 29, 2003
---------------------
Arnold L. Lehman

/s/ Robin J.W. Masters*                    Director                                 May 29, 2003
-----------------------
Robin J.W. Masters

/s/ Jill E. McGovern*                      Director                                 May 29, 2003
---------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*                     Director                                 May 29, 2003
----------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien*                      Director                                 May 29, 2003
---------------------
G. Peter O'Brien

/s/ S. Ford Rowan*                         Director                                 May 29, 2003
------------------
S. Ford Rowan

/s/ Marie K. Karpinski                     Vice President, Treasurer,               May 29, 2003
----------------------                     Principal Financial Officer
Marie K. Karpinski                         and Principal Accounting Officer

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 7, 2002, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST
LEGG MASON INCOME TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND
LEGG MASON FOCUS TRUST, INC.
LEGG MASON VALUE TRUST, INC.
LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY,
ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                       DATE
---------                                                       ----
/s/ John F. Curley, Jr.                                         November 7, 2002
----------------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                             November 7, 2002
----------------------------------------
Mark R. Fetting

/s/ Richard G. Gilmore                                          November 7, 2002
----------------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                            November 7, 2002
----------------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                          November 7, 2002
----------------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                            November 7, 2002
----------------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                           November 7, 2002
----------------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                          November 7, 2002
----------------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                            November 7, 2002
----------------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                               November 7, 2002
----------------------------------------
S. Ford Rowan

                         Legg Mason Tax-Free Income Fund
                                  Exhibit Index

(a)  (viii) Amendment to Declaration of Trust dated September 6, 2002

(b)  Amended and Restated Bylaws dated August 8, 2002